As filed with the Securities and Exchange Commission on April 26 2019

Securities Act Registration No. 333-174926

Investment Company Act Registration No. 811-22549

FORM N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.        □

Post-Effective Amendment No. 428 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 430

(Check Appropriate Box or Boxes)

Northern Lights Fund Trust II

(Exact Name of Registrant as Specified in Charter)

17645 Wright Street

Omaha, NE 68130

Attention:  Brian Nielsen

 (Address of Principal Executive Offices)(Zip Code)

(402) 895-1600

 (Registrant's Telephone Number, Including Area Code)

The Corporation Trust Company

Corporate Trust Center

251 Little Falls Drive

Wilmington, DE 19808

(Name and Address of Agent for Service)

With a copy to:

David J. Baum, Esq. Alston & Bird, LLP 950 F Street NW Washington, DC 20004 (202) 239-3346	Kevin Wolf Gemini Fund Services, LLC 80 Arkay Drive, Suite 110 Hauppauge, New York 11788 (631) 470-2635

 Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

( )        immediately upon filing pursuant to paragraph (b).

(X)     On May 1, 2019 pursuant to paragraph (b).

( )       60 days after filing pursuant to paragraph (a)(1).

( )        On ____________ (date) pursuant to paragraph (a)(1)

( )        75 days after filing pursuant to paragraph (a)(2).

(  )       on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

( ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, Registrant hereby elects to register an indefinite number of shares of Registrant and any series thereof hereinafter created.

 EXPLANATORY NOTE

This Post-Effective Amendment No. 428 to the Registration Statement contains the Prospectus and Statement of Additional Information describing the FormulaFolios US Equity Portfolio (the “Portfolio”), a series of the Registrant. This Post-Effective Amendment to the Registration Statement is organized as follows: (a) Prospectus relating to the Portfolio; (b) Statement of Additional Information relating to the Portfolio; and (c) Part C Information relating to all series of the Registrant. The Prospectuses and Statements of Additional Information for the other series of the Registrant are not affected hereby.

FormulaFolios US Equity Portfolio

Class 1 Shares

Prospectus

May 1, 2019

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Portfolio’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Portfolio’s website at www.formulafolios.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Portfolio electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Portfolio’s documents that have been mailed to you. You may also elect to receive all future reports in paper free of charge.

FormulaFolios US Equity Portfolio

a series of the Northern Lights Fund Trust II (the “Trust”)

TABLE OF CONTENTS

Summary Section	1
Investment Strategies, Related Risks and Disclosure of Portfolio Holdings	4
Investment Objective	4
Principal Investment Strategies	4
Principal Risks of Investing in the Portfolio	5
Securities Lending	5
Portfolio Holdings Information	7
Management of the Portfolio	7
The Adviser	7
Portfolio Managers	7
Share Price	8
How to Purchase and Redeem Shares	9
Tax Consequences	9
Dividends and Distributions	10
Frequent Purchases and Redemption of Portfolio Shares	10
Distribution of Shares	11
Voting and Meetings	11
Financial Highlights	13
PRIVACY NOTICE	14

Summary Section

Investment Objective. The FormulaFolios US Equity Portfolio (the “Portfolio”) seeks to achieve long-term capital appreciation.

Fees and Expenses of the Portfolio. This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management Fees (1)	0.87%
Distribution and Service (Rule 12b-1) Fees	1.00%
Other Expenses	46.69%
Acquired Fund Fees and Expenses(2)	0.02%
Total Annual Portfolio Operating Expenses	48.58%
Fee Waiver/Expense Reimbursement	(46.44%)
Total Annual Portfolio Operating Expenses After Fee Waiver/Expense Reimbursement(3)	2.14%
(1)	Prior to April 1, 2019, the Portfolio compensated the Adviser for its investment advisory services at the annual rate of 0.93% of the Portfolio’s average daily net assets, payable on a monthly basis.
(2)	This number represents the combined total fees and operating expenses of the underlying funds owned by the Portfolio and is not a direct expense incurred by the Portfolio or deducted from the Portfolio assets. Since this number does not represent a direct operating expense of the Portfolio, the operating expenses set forth in the Portfolio’s financial highlights do not include this figure.
(3)	Pursuant to an operating expense limitation agreement between FormulaFolio Investments LLC (the “Adviser”) and the Portfolio, the Adviser has agreed to waive its fees and/or absorb expenses of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary or non-recurring expenses, including, but not limited to, litigation) for the Portfolio do not exceed 2.12% of the Portfolio’s average net assets, for Class 1 shares through April 30, 2020. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to receive reimbursement from the Portfolio for fees it waived and portfolio expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.

Example. This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through April 30, 2020. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Class 1	$217	$6,330	$8,276	$9,133

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 429% of the average value of the Portfolio.

Principal Investment Strategies. Under normal market conditions, the Portfolio pursues its objective by investing at least 80% of its net assets (including any borrowings for investment purposes) in equity securities of companies based in the United States. The Adviser considers issuers to be located in the U.S. if they are organized in the U.S., have their principal place of business in the U.S., or their securities are traded principally in the U.S.

The Portfolio invests primarily in equity securities (generally common and preferred stocks) of large U.S. companies. The Adviser uses a proprietary quantitative three factor model designed to select up to 50 stocks from the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest publicly traded U.S. companies based on total market capitalization. While the Adviser is mindful of sector and industry weightings, the Portfolio does not have targeted industry exposures. The Portfolio will typically hold 40-50 individual US equities and the target market capitalization per holding is $5 billion or greater. While the Portfolio primarily invests its assets in the securities of large capitalization companies, the Portfolio may also invest in equity securities of small and mid-cap companies.

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Principal Risks. Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Portfolio. The principal risks of investing in the Portfolio are:

  General Risk. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Portfolio invests. There is risk that these and other factors may adversely affect the Portfolio’s performance. You could lose money by investing in the Portfolio.
  Equity Securities Risk. The Portfolio invests in common stock which subjects the Portfolio and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Portfolio. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Portfolio’s investments goes down, your investment in the Portfolio decreases in value and you could lose money.
  Large-Cap Company Risk. The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.
  Mid-Cap Company Risk. The risk that the mid-cap companies in which the Portfolio may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies.
  Small-Cap Company Risk. The risk that the securities of small-cap companies may be more volatile and less liquid than the securities of companies with larger market capitalizations. These small-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large- or mid-cap companies, and, therefore, their securities tend to be more volatile than the securities of larger, more established companies.
  Limited Operating History Risk. The Portfolio has a limited history of operation. Accordingly, an investment in the Portfolio entails a high degree of risk. There can be no assurance that the Portfolio and the Adviser will achieve the Portfolio’s investment objective.
  Management Risk. Management risk is the risk that the investment process used by the Portfolio’s portfolio manager could fail to achieve the Portfolio’s investment goal and cause an investment in the Portfolio to lose value.
  Portfolio Turnover Risk. The Portfolio may buy and sell investments frequently. Such a strategy often involves higher transaction costs, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Portfolio. Shareholders may pay tax on such capital gains.
  Cyber Security Risk. As the use of technology has become more prevalent in the course of business, the Portfolio has become more susceptible to operational, financial and information security risks resulting from cyber-attacks and/or technological malfunctions. Successful cyber-attacks and/or technological malfunctions affecting the Portfolio or its service providers can result in, among other things, financial losses to the Portfolio and its shareholders, the inability to process transactions with shareholders or other parties and the release of private shareholder information or confidential Portfolio information. While measures have been developed which are designed to reduce the risks associated with cyber security, there are inherent limitations in such measures and there is no guarantee those measures will be effective, particularly since the Portfolio does not directly control the cyber security measures of its service providers, financial intermediaries and companies in which it invests or with which it does business.

Performance. The bar chart illustrates the risks of investing in the Portfolio by showing how the Portfolio’s average annual returns for each full calendar year since the Portfolio’s inception compare with those of a broad measure of market performance. The Average Annual Total Returns table also demonstrates these risks by showing how the Portfolio’s average annual returns compare with those of a broad measure of market performance. Remember, the Portfolio’s past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information will be available at no cost by calling the Portfolio toll-free at 1-855-907-3233.

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Class 1 Shares

Calendar Year Returns as of December 31

During the period shown in the bar chart, the best performance for a quarter was 5.05% (for the quarter ended March 31, 2017). The worst performance was -13.14% (for the quarter ended December 31, 2018).

Average Annual Total Returns

(for the periods ended December 31, 2018)

	One Year	Life of Fund*
Class 1 Shares
Return Before Taxes	-11.95%	0.44%
Return After Taxes on Distributions	-21.79%	-7.40%
Return After Taxes on Distributions and Sale of Fund Shares	-5.74%	-2.18%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	-4.38%	8.53%
Russell 3000 Total Return Index (reflects no deduction for fees, expenses or taxes)	-5.24%	8.20%
*	FormulaFolios US Equity Portfolio commenced investment operations July 13, 2016.

After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. If you own shares of the Portfolio in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

The S&P 500 Total Return Index is an unmanaged market capitalization weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Portfolio’s returns, the indexes do not reflect any fees or expenses.

The Russell 3000 Total Return Index measures the performance of the largest 3,000 U.S. companies determined by total market capitalization. Investors may not invest directly; unlike the Portfolio’s returns, the indexes do not reflect any fees or expenses.

Investment Adviser. FormulaFolio Investments LLC serves as the Portfolio’s investment adviser (the “Adviser”).

Portfolio Managers. The following members of the Adviser’s Investment Committee (the “Investment Committee”) are responsible for the day-to-day management of the Portfolio:

Portfolio Managers	Primary Title	With the Portfolio Since:
Jason Wenk	President/Chief Investment Strategist/Member of the Investment Committee	November 2015
Derek Prusa	Member of the Investment Committee	May 2017

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Purchase and Sale of Portfolio Shares. Shares of the Portfolio are intended to be sold to certain separate accounts of the participating life insurance companies, as well as qualified pension and retirement plans and certain unregistered separate accounts. You and other purchasers of variable annuity contracts, variable life contracts, and participants in pension and retirement plans will not own shares of the Portfolio directly. Rather, all shares will be held by the separate accounts or plans for your benefit and the benefit of other purchasers or participants. Please refer to your insurance contract prospectus or retirement plan documents for additional information on purchase and sale of shares. You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open, or as permitted under your insurance contract, separate account or retirement plan.

Tax Information. It is the Portfolio’s intention to distribute all realized income and gains. Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes. Please refer to your insurance contract prospectus or retirement plan documents for additional information on taxes.

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson for more information.

Investment Strategies, Related Risks and Disclosure of Portfolio Holdings

Investment Objective

The primary investment objective of the Portfolio is to seek to achieve long-term capital appreciation.

The Portfolio’s investment objective is not fundamental and may be changed without the approval of shareholders. Shareholders will be given 60 days’ notice of any such change.

Principal Investment Strategies

Principal Investment Strategies. Under normal market conditions, the Portfolio pursues its objective by investing at least 80% of its net assets (including any borrowings for investment purposes) in equity securities of companies based in the United States. The Adviser considers issuers to be located in the U.S. if they are organized in the U.S., have their principal place of business in the U.S., or their securities are traded principally in the U.S.

The Portfolio invests primarily in equity securities (common stocks) of large U.S. companies. The Adviser uses a proprietary quantitative three factor model designed to select up to 50 stocks from the Russell 3000 Index. The 3 factors are fundamental, technical, and macro-economic. Due to the diversity in how markets are measured and holdings selected, the model has built in defensive measures that allow it to take defensive positions, including cash, to preserve capital in poor market conditions, while still seeking long term participation in equity bull markets. The Russell 3000 Index measures the performance of the 3,000 largest publicly traded U.S. companies based on total market capitalization. While the Adviser is mindful of sector and industry weightings, the Portfolio does not have targeted industry exposures. The Portfolio will typically hold 40-50 individual US equities and the target market capitalization per holding is $5 billion or greater. While the Portfolio primarily invests its assets in the securities of large capitalization companies, the Portfolio may also invest in equity securities of small and mid-cap companies.

Temporary Defensive Positions

The Portfolio may, from time to time, take temporary defensive positions that are inconsistent with the Portfolio’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. For example, during such periods, 100% of the Portfolio’s assets may be invested in cash or cash equivalents. When the Portfolio takes temporary defensive positions, it may not achieve its investment objective.

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Principal Risks of Investing in the Portfolio

Before investing in the Portfolio, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Portfolio. The value of your investment in the Portfolio will go up and down with the prices of the securities in which the Portfolio invests. The principal risks of investing in the Portfolio are:

General Risk. Domestic and foreign economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Portfolio’s investments. There is risk that these and other factors may adversely affect the Portfolio’s performance. You should consider your own investment goals, time horizon, and risk tolerance before investing in the Portfolio. An investment in the Portfolio may not be appropriate for all investors and is not intended to be a complete investment program. An investment in the Portfolio is not a deposit in the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Portfolio.

Equity Securities Risk. The Portfolio invests in common stock which subjects the Portfolio and its shareholders to the risks associated with common stock investing. The Portfolio invests in common stock, which subjects the Portfolio and its shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting securities that do not perform as anticipated, the risk that the stock markets in which the Portfolio invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change. The Portfolio may also invest in preferred stock which is subject to many of the risks associated with debt securities, including interest rate risk. In addition, preferred stock may not pay a dividend, an issuer may suspend payment of dividends on preferred stock at any time, and in certain situations an issuer may call or redeem its preferred stock or convert it to common stock. Many factors affect the performance of each company, including the strength of the company’s management or the demand for its product or services. You should be aware that the value of a company’s share price may decline as a result of poor decisions made by management or lower demand for the company’s products or services. In addition, a company’s share price may also decline if its earnings or revenues fall short of expectations. There are overall stock market risks that may also affect the value of the Portfolio. Over time, the stock markets tend to move in cycles, with periods when stock prices rise generally and periods when stock prices decline generally. The value of the Portfolio’s investments may increase or decrease more than the stock markets in general. Of course, the Portfolio is subject to these same risks to the extent that it invests directly in common stocks.

Large-Capitalization Securities Risk. While large cap companies may be less volatile than those of mid- and small-cap companies, they still involve risk. Large-capitalization companies usually cannot respond as quickly as smaller companies to competitive challenges, and their growth rates tend to lag the growth rates of well-managed smaller companies during strong economic periods. Further, the Portfolio may underperform funds that invest primarily in stocks of smaller capitalization companies during periods when the stocks of such companies are in favor.

Mid-Cap Company Risk. Generally, mid-cap companies may have more potential for growth than large-cap companies. Investing in mid-cap companies, however, may involve greater risk than investing in large-cap companies. Mid-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large-cap companies and, therefore, their securities may be more volatile than the securities of larger, more established companies, making them less liquid than other securities. Mid-cap company stocks may also be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if the Portfolio wants to sell a large quantity of a mid-cap company’s stock, it may have to sell at a lower price than the Adviser might prefer, or it may have to sell in smaller than desired quantities over a period of time.

Portfolio Turnover Risk. The Portfolio may buy and sell investments frequently. A higher portfolio turnover may enhance returns by capturing and holding portfolio gains. However, it also may result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional dividends and capital gains for tax purposes. These factors may negatively affect the Portfolio’s performance.

Small-Cap Company Risk. Generally, small-cap, and less seasoned companies, have more potential for rapid growth. They also often involve greater risk than large- or mid-cap companies, and these risks are passed on to the Portfolio. These smaller-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large- or mid-cap companies, and, therefore, their securities tend to be more volatile than the

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securities of larger, more established companies, making them less liquid than other securities. Small-cap company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if the Portfolio wants to sell a large quantity of a smaller-cap company’s stock, it may have to sell at a lower price than the Adviser might prefer, or it may have to sell in smaller than desired quantities over a period of time. An investment in the Portfolio that is subject to these risks may be more suitable for long-term investors who are willing to bear the risk of these fluctuations.

Management Risk. Management risk is the risk that the investment process used by the Portfolio’s portfolio manager could fail to achieve the Portfolio’s investment goal and cause an investment in the Portfolio to lose value.

Limited Operating History Risk. The Portfolio has a limited history of operations. Accordingly, an investment in the Portfolio entails a high degree of risk. There can be no assurance that the Portfolio and the Adviser will achieve the Portfolio’s investment objective notwithstanding the performance of any or all of the foregoing or their respective affiliates or principals in other transactions including, without limitation, arrangements similar in nature to the Portfolio.

Cyber Security Risk. As the use of technology has become more prevalent in the course of business, the Portfolio has become more susceptible to operational, financial and information security risks resulting from cyber-attacks and/or technological malfunctions. Cyber-attacks have occurred and will continue to occur. Cyber-attacks include, among other things, the attempted theft, loss, misuse, improper release, corruption or destruction of, or unauthorized access to, confidential or highly restricted data relating to the Portfolio and its shareholders; and attempted compromises or failures to systems, networks, devices and applications relating to the operations of the Portfolio and its service providers. Cyber security breaches may result from unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) or from outside attacks, such as denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users).

Securities Lending

To generate additional income, the Portfolio may lend its portfolio securities to qualified banks, broker-dealers and financial institutions (referred to as “borrowers”), provided that: (i) the loan is continuously secured by collateral in cash, cash equivalents, bank letters of credit or U.S. Government securities equal to at least 100% of the value of the loaned securities, and such collateral must be valued, or “marked to market,” daily (borrowers are required to furnish additional collateral to the Portfolio as necessary to fully cover its obligations); (ii) the loan may be recalled at any time by the Portfolio and the loaned securities be returned; (iii) the Portfolio will receive any interest, dividends or other distributions paid on the loaned securities; and (iv) the aggregate value of the loaned securities will not exceed 33 1/3% of the Portfolio’s total assets. The Portfolio generally retains part or all of the interest received on investment of the cash collateral or receives a fee from the borrower. While this practice will not impact the Portfolio’s principal investment strategy, it does subject the Portfolio to the securities lending risk described in this Prospectus.

Loans of securities involve a risk that the borrower may fail to return the securities or may fail to maintain the proper amount of collateral, which may result in a loss of money by the Portfolio or a delay in recovering the loaned securities. In addition, in the event of bankruptcy of the borrower, the Portfolio could experience delays in recovering the loaned securities or only recover cash or a security of equivalent value. Therefore, the Portfolio will only enter into portfolio loans after a review of all pertinent factors by the Adviser under the supervision of the Board, including the creditworthiness of the borrower and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Adviser. The Board of Trustees has a fiduciary obligation to recall a loan in time to vote proxies if fund management has knowledge of a material vote respect to the loaned securities and the Portfolio will attempt to recall a loaned security to permit the exercise of voting or consent rights if the matter involved would have a material effect on the Portfolio’s investment in the security. The costs of securities lending are not reflected in the “Annual Fund Operating Expenses” table or “Expense Example” above.

Securities Lending Risk. The Portfolio may lend its portfolio securities to financial institutions under guidelines adopted by the Board of Trustees, including a requirement that the Portfolio receive cash collateral from the borrower equal to no less than 100% of the market value of the securities loaned. The Portfolio may invest this cash collateral in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

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Portfolio Holdings Information

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio holdings is available in the Portfolio’s SAI.

Management of the Portfolio

The Adviser

The Portfolio has entered into an Investment Advisory Agreement (“Advisory Agreement”) with FormulaFolio Investments LLC, located at 89 Ionia SW Suite 600, Grand Rapids, MI 49503, under which the Adviser manages the Portfolio’s investments subject to the supervision of the Board of Trustees. Under the Advisory Agreement, the Portfolio compensates the Adviser for its investment advisory services at the annual rate of 0.87% of the Portfolio’s average daily net assets, payable on a monthly basis. Prior to April 1, 2019, the Portfolio compensated the Adviser for its investment advisory services at the annual rate of 0.93% of the Portfolio’s average daily net assets, payable on a monthly basis. The Adviser is registered as an investment adviser with the SEC.

Portfolio Expenses. The Portfolio is responsible for its own operating expenses. Pursuant to an operating expense limitation agreement between the Adviser and the Portfolio, the Adviser has agreed to reduce its management fees and/or pay expenses of the Portfolio to ensure that the total amount of Portfolio operating expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) do not exceed 2.12% of the Portfolio’s average net assets, for Class 1 shares through April 30, 2020, subject thereafter to annual re-approval of the agreement by the Board of Trustees. The Adviser is permitted to receive reimbursement from the Portfolio for fees it waived and Portfolio expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded. This Operating Expense Limitation Agreement can be terminated only by, or with the consent, of the Board of Trustees. Prior to April 1, 2019, the Portfolio compensated the Adviser for its investment advisory services at the annual rate of 0.93% of the Portfolio’s average daily net assets, payable on a monthly basis. For the fiscal year ended December 31, 2018, the Adviser received an advisory fee equal to 0.00% of the Portfolio’s average daily net assets.

A discussion regarding the basis for the Board of Trustees’ approval of the renewal of the Advisory Agreement is available in the Portfolio’s annual report to shareholders dated December 31, 2018.

Portfolio Managers

The following provides additional information about the portfolio managers who are responsible for the day-to-day management of the Portfolio’s assets. The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and their ownership of investments in the Portfolio.

Jason Wenk. Mr. Wenk is the founder and Chief Investment Strategist of the Adviser. Prior to founding the Adviser, Mr. Wenk also founded Retirement Wealth Advisors Inc. He started his career in 2000 at Morgan Stanley, where he worked for 2 years prior to the founding of his own firms. Mr. Wenk’s research has been highly regarded and often featured in industry publications such as The Wall Street Journal, Institutional Investor, Forbes, and Investment News. His blog, www.JasonWenk.com is one of the most read finance blogs in the United States with over 10,000 professional and individual investor subscribers.

Derek Prusa, CFA, CFP®. Mr. Prusa is the Senior Market Analyst for FormulaFolio Investments where he works diligently to research and monitor financial market conditions and select the best investment strategies for each of FormulaFolios’ proprietary models. Mr. Prusa also provides valuable insight to the affiliated advisors and clients of FormulaFolios by producing accessible and understandable weekly, monthly, and quarterly market commentary summaries. Mr. Prusa graduated Summa Cum Laude from Ferris State University in 2012 with a bachelor’s degree in Investment Finance. He received the Delta Sigma Pi Scholarship Key as well as the College of Business Student Excellence Award for his academic accomplishments. Since joining the FormulaFolios team in 2014, Mr. Prusa received his CFP designation and became a CFA charterholder. In 2015 he was named in LifeHealthPro’s 30 under 30.

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Share Price

Shares of the Portfolio are sold at net asset value (“NAV”). The NAV of the Portfolio is determined at close of regular trading (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for business. NAV is computed by determining, on a per class basis, the aggregate market value of all assets of the Portfolio, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV). The NYSE is closed on weekends and New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account, on a per class basis, the expenses and fees of the Portfolio, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for a share class for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Portfolio (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, the Portfolio’s securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid ask prices on such exchanges. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the- counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-Advisor. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

The Portfolio may use independent pricing services to assist in calculating the value of the Portfolio’s securities. In addition, market prices for foreign securities are not determined at the same time of day as the NAV for the Portfolio. Because the Portfolio may invest in underlying ETFs which hold portfolio securities primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the underlying ETFs do not price their shares, the value of some of the Portfolio’s portfolio securities may change on days when you may not be able to buy or sell Portfolio shares.

In computing the NAV, the Portfolio values foreign securities held by the Portfolio at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of a security in the Portfolio’s portfolio, particularly foreign securities, occur after the close of trading on a foreign market but before the Portfolio prices its shares, the security will be valued at fair value. For example, if trading in a portfolio security is halted and does not resume before the Portfolio calculates its NAV, the Advisor may need to price the security using the Portfolio’s fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Portfolio’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Portfolio’s NAV by short term traders. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value, or from the price that may be realized upon the actual sale of the security.

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With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies registered under the 1940 Act, the Portfolio’s net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

How to Purchase and Redeem Shares

This Prospectus describes one class of shares offered by the Portfolio: Class 1. As described earlier in this Prospectus, shares of the Portfolio are intended to be sold to certain separate accounts of the participating life insurance companies, as well as qualified pension and retirement plans and certain unregistered separate accounts. You and other purchasers of variable annuity contracts will not own shares of the Portfolio directly. Rather, all shares will be held by the separate accounts for your benefit and the benefit of other purchasers of variable annuity contracts. All investments in the Portfolio are credited to the shareholder’s account in the form of full or fractional shares of the Portfolio. The Portfolio does not issue share certificates. Separate accounts may redeem shares to make benefit or surrender payments to you and other purchasers of variable annuity contracts or for other reasons described in the separate account prospectus that you received when you purchased your variable annuity contract. Redemptions are processed on any day on which the Portfolio is open for business. Please refer to your insurance contract prospectus or retirement plan documents for additional information.

When Order is Processed

Shares of the Portfolio are sold and redeemed at their current NAV per share without the imposition of any sales commission or redemption charge, although certain sales and other charges may apply to the policies or annuity contracts. These charges are described in the applicable product prospectus. Requests to purchase and sell shares are processed at the NAV next calculated after the request is received by the participating life insurance company, or qualified pension or retirement plan, in good order. All requests received in good order by a Participating Insurance Company, or qualified pension or retirement plan before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each day the NYSE is open will be executed on that same day. Requests received after the close of regular trading on the NYSE, or on any day the NYSE is closed, will be processed on the next business day. The Participating Insurance Company or qualified pension or retirement plan is responsible for properly transmitting purchase orders and federal portfolios to the Portfolio.

The USA PATRIOT Act requires financial institutions, including the Portfolio, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts. You will be required by your insurance company, or pension or retirement plan, to supply certain information, such as your full name, date of birth, social security number and permanent street address. This information will assist them in verifying your identity. As required by law, your insurance company, or pension or retirement plan may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

Tax Consequences

The Portfolio qualifies and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As qualified, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to the separate accounts. Taxable income consists generally of net investment income, and any capital gains. It is the Portfolio’s intention to distribute all such income and gains.

Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.

Shares of the Portfolio are offered to the separate accounts of the participating life insurance companies and their affiliates. Separate accounts are insurance company separate accounts that portfolio the annuity contracts. Under the Code, the insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity contracts. In order for shareholders to receive the favorable tax treatment available to holders of variable insurance contracts, the separate accounts, as well as the Portfolio, must meet certain diversification requirements. If the Portfolio does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts. The diversification requirements are discussed below.

Section 817(h) of the Code and the regulations thereunder impose “diversification” requirements on the Portfolio. The Portfolio intends to comply with the diversification requirements. These requirements are in addition to the diversification requirements

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imposed on the Portfolio by Subchapter M and the Investment Company Act of 1940. The 817(h) requirements place certain limitations on the assets of each separate account that may be invested in securities of a single issuer. Specifically, the regulations provide that, except as permitted by “safe harbor” rules described below, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of a portfolio’s total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments.

Section 817(h) also provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account’s total assets is cash and cash items, government securities, and securities of other regulated investment companies. For purposes of section 817(h), all securities of the same issuer, all interests in the same real property, and all interests in the same commodity are treated as a single investment. In addition, each U.S. government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities, and political subdivisions all will be considered securities issued by the same issuer. If the Portfolio does not satisfy the section 817(h) requirements, the separate accounts, the insurance company, the policies and the annuity contracts may be taxable. See the prospectuses for the policies and annuity contracts.

For a more complete discussion of the taxation of the life insurance company and the separate accounts, as well as the tax treatment of the annuity contracts and the holders thereof, see the prospectus for the applicable annuity contract.

The preceding is only a summary of some of the important federal income tax considerations generally affecting the Portfolio and you; see the Statement of Additional Information for a more detailed discussion. You are urged to consult your tax advisors for more information.

Dividends and Distributions

All dividends are distributed to the separate accounts or other shareholders on an annual basis or more frequently and will be automatically reinvested in Portfolio shares unless an election is made on behalf of a separate account or other shareholder to receive some or all of the dividends in cash. Dividends are not taxable as current income to you or other purchasers of variable insurance contracts.

Frequent Purchases and Redemption of Portfolio Shares

The Portfolio discourages and does not accommodate market timing. Frequent trading into and out of the Portfolio can harm all Portfolio shareholders by disrupting the Portfolio’s investment strategies, increasing Portfolio expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. If the Portfolio invests in ETFs that hold foreign securities, it is at greater risk of market timing because the underlying ETF holding foreign securities may, itself, be subject to time zone market timing because of differences between hours of trading between U.S. and foreign exchanges. The Portfolio is designed for long-term investors and is not intended for market timing or other disruptive trading activities. Accordingly, the Trust’s Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Portfolio investments as their financial needs or circumstances change.

The Portfolio reserves the right to reject or restrict purchase or exchange requests for any reason, particularly when a shareholder’s trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither the Portfolio nor the Advisor will be liable for any losses resulting from rejected purchase or exchange orders. The Advisor may also bar an investor who has violated these policies (and the investor’s financial advisor) from opening new accounts with the Portfolio.

Because purchase and sale transactions are submitted to the Portfolio on an aggregated basis by the insurance company issuing the variable insurance contract or variable life contract, or other shareholder, the Portfolio is not able to identify market timing transactions by individual variable insurance contract or plan participant. Short of rejecting all transactions made by a separate account, the Portfolio lacks the ability to reject individual short-term trading transactions. The Portfolio, therefore, has to rely upon the insurance company or other shareholder to police restrictions in the variable insurance contracts or according to the insurance company’s administrative policies, or such shareholder’s plan documents. The Portfolio has entered into an information sharing agreement with the insurance company or other shareholders that use the Portfolio as an underlying investment vehicle for its separate accounts. Under this agreement, the insurance company or other shareholder is obligated to (i) adopt and enforce during the term of the agreement a market timing policy, the terms of which are acceptable to the Portfolio; (ii) furnish the Portfolio, upon its request, with information regarding contract or policyholder trading activities in shares of the Portfolio; and (iii) enforce its market timing policy with respect to contract, policyholders or plan participants identified by the Portfolio as having engaged in market timing.

The Portfolio will seek to monitor for market timing activities, such as unusual cash flows, and work with the applicable insurance company or plan to determine whether or not short-term trading is involved. When information regarding transactions in the Portfolio’s shares is requested by the Portfolio and such information is in the possession of a person that is itself a financial intermediary to the insurance company (an “indirect intermediary”), the insurance company is obligated to obtain transaction

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information from the indirect intermediary or, if directed by the Portfolio, to restrict or prohibit the indirect intermediary from purchasing shares of the Portfolio on behalf of the contract or policyholder or any other persons. The Portfolio will seek to apply these policies as uniformly as practicable. It is, however, more difficult to locate and eliminate individual market timers in the separate accounts because information about trading is received on a delayed basis and there can be no assurances that the Portfolio will be able to do so. In addition, the right of an owner of a variable insurance product to transfer among sub-accounts is governed by a contract between the insurance company and the owner. Many of these contracts do not limit the number of transfers that a contract owner may make among the available investment options. The terms of these contracts, the presence of financial intermediaries (including the insurance company) between the Portfolio and the contract and policyholders and other factors such as state insurance laws may limit the Portfolio’s ability to deter market timing. Multiple tiers of such financial intermediaries may further compound the Portfolio’s difficulty in deterring such market timing activities. Variable insurance contract holders should consult the prospectus for their variable insurance contract for additional information on contract level restrictions relating to market timing.

Distribution of Shares

Distributor: Northern Lights Distributors, LLC, 17645 Wright Street, Omaha, NE 68130, is the distributor for the shares of the Portfolio. Northern Lights Distributors, LLC is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Portfolio are offered on a continuous basis.

Distribution Fees: The Trust, with respect to the Portfolio has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 of the 1940 Act which allows the Portfolio to pay the distributor an annual fee for distribution and shareholder servicing expenses up to 1.00% of the Portfolio’s Class 1 shares average daily net assets attributable to the Portfolio. A portion of the fee payable pursuant to the Plan, equal to up to 1.00% of the average daily net assets, may be characterized as a service fee as such term is defined under Rule 2830 of the FINRA Conduct Rules. A service fee is a payment made for personal service and/or the maintenance of shareholder accounts.

The Portfolio’s distributor and other entities are paid under the Plan for services provided and the expenses borne by the distributor and others in the distribution of Portfolio shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of Portfolio shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the distributor or other entities may utilize fees paid pursuant to the Plan to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any un-reimbursed expenses.

You should be aware that if you hold your shares for a substantial period of time, you may indirectly pay more than the economic equivalent of the maximum front-end sales charge allowed by FINRA due to the recurring nature of distribution (12b-1) fees.

Additional Compensation to Financial Intermediaries: The Portfolio’s distributor, its affiliates, and the Portfolio’s Advisor may each, at its own expense and out of its own legitimate profits, provide additional cash payments to financial intermediaries who sell shares of the Portfolio. Financial intermediaries include brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others. These payments may be in addition to the Rule 12b-1 fees that are disclosed elsewhere in this Prospectus. These payments are generally made to financial intermediaries that provide shareholder or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and financial intermediary management representatives, inclusion of the Portfolio on a sales list, including a preferred or select sales list, or other sales programs. These payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Portfolio shareholders. The distributor may, from time to time, provide promotional incentives to certain investment firms. Such incentives may, at the distributor’s discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional commissions.

Householding: To reduce expenses, the Portfolio mails only one copy of the Prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Portfolio at 1-855-907-3233 on days the Portfolio is open for business or contact your financial institution. The Portfolio will begin sending you individual copies 30 days after receiving your request.

Voting and Meetings

The Participating Insurance Company that issued your variable contract will solicit voting instructions from you and other purchasers of variable annuity contracts with respect to any matters that are presented to a vote of shareholders. The insurance

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company may be required to vote on a proportional basis, which means that for shares outstanding for which it receives no instructions, the insurance company will vote those shares in the same proportion as the shares for which it did receive instructions (either for or against a proposal). To the extent the insurance company is required to vote the total Portfolio shares held in its separate accounts on a proportional basis, it is possible that a small number of variable insurance contract owners would be able to determine the outcome of a matter. Shareholders shall be entitled to one vote for each share held.

The Portfolio does not hold annual meetings of shareholders but may hold special meetings. Special meetings are held, for example, to elect or remove Trustees, change the Portfolio’s fundamental investment policies, or approve an investment advisory contract. Unless required otherwise by applicable laws, one-third of the outstanding shares constitute a quorum (or one-third of the Portfolio or class if the matter relates only to the Portfolio or class).

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Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period of the Portfolio’s operations. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by Cohen & Company, Ltd., the Portfolio’s Independent Registered Public Accounting Firm, whose report, along with the Portfolio’s financial statements, are included in the Portfolio’s December 31, 2018 annual report, which is available at no charge upon request.

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

For the	For the	For the	For the
Year Ended	Year Ended	Period Ended	Period Ended
December 31, 2018	December 31, 2017	December 31, 2016 (2)	December 31, 2015 (1)

Net asset value, beginning of period	$9.14	$10.30	$10.00	$10.00
Income from investment operations:
Net investment gain (loss) (3)	0.00	(11)	(0.00	) (11)	(0.02)	—
Net realized and unrealized gain (loss) on investments	(0.81)	0.99	0.33	—
Total from investment operations	(0.81)	0.99	0.31	—
Less distributions from:
Net investment income	(0.15)	—	—	—
Net realized gains	(2.52)	(2.15)	(0.01)	—
Total distributions	(2.67)	(2.15)	(0.01)	—
Net asset value, end of period	$5.66	$9.14	$10.30	$10.00
Total return (4)	(11.95)%	11.31%	3.14	% (10)	0.00	% (10)
Net assets, at end of period (000s)	$205	$200	$1,167	$1
Ratio of gross expenses to average net assets (5,6)	48.62%	24.63%	10.15	% (9)	0.00	% (9)
Ratio of net expenses to average net assets (6)	2.18%	2.24	% (8)	2.25	% (9)	0.00	% (9)
Ratio of net investment gain (loss) to average net assets (7)	0.07%	(0.03)%	(0.24	)% (9)	0.00	% (9)
Portfolio Turnover Rate	429%	293%	310	% (10)	0	% (10)

(1)	The FormulaFolios US Equity Portfolio’s inception date was November 19, 2015.

(2)	The FormulaFolios US Equity Portfolio commenced investment operations on July 13, 2016.

(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(4)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(6)	Does not include the expenses of other investment companies in which the Portfolio invests.

(7)	Recognition of investment income by the Portfolio is affected by the timing and declaration of dividends by the underlying investment companies in which the Portfolio invests.

(8)	Effective August 1, 2017, the Adviser agreed to waive expenses greater than 2.18% per annum for the Portfolio’s average daily net assets. Prior to August 1, 2017, the agreement was 2.25% per annum for the Portfolio’s average daily net assets.

(9)	Annualized.

(10)	Not annualized.

(11)	Amount represents less than $0.01 per share.

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PRIVACY NOTICE

Rev. February 2019

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number • Employment information • Account balances	• Account transactions • Income • Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes -- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes -- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes -- information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes -- information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?	Call 1-402-493-4603

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Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	• open an account • give us your income information • provide employment information	• provide account information • give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

•         sharing for affiliates’ everyday business purposes—information about your creditworthiness

•         affiliates from using your information to market to you

•         sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

The Ultimus Group Management, Inc.

The Ultimus Group Employee, LLC

The Ultimus Group, LLC (f/k/a GTCR Celtic Acquisition, LLC)

The Ultimus Group Intermediate, LLC (f/k/a Gemini Holdco, LLC)

The Ultimus Group Midco, LLC (f/k/a Gemini Midco, LLC)

Ultimus Holdings, LLC

Ultimus Intermediary, LLC

Ultimus Fund Solutions, LLC

Ultimus Fund Distributors, LLC

Ultimus Asset Services, LLC

Unified Financial Securities, LLC

Ultimus Private Fund Solutions, LLC

Blu Giant, LLC

Gemini Fund Services, LLC

Gemini Alternative Funds, LLC

Gemini Hedge Fund Services, LLC

Northern Lights Compliance Services, LL

Northern Lights Distributors, LLC

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. • Our joint marketing partners include other financial service companies.

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Investment Adviser

FormulaFolio Investments LLC

89 Ionia SW, Suite 600

Grand Rapids, MI 49503

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

Legal Counsel

Alston & Bird, LLP

950 F Street NW

Washington, D.C. 20004

Custodian

U.S. Bank, National Association

1555 North River Center Drive

Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator

Gemini Fund Services, LLC

17645 Wright Street, Suite 200

Omaha, NE 68130

Distributor

Northern Lights Distributors, LLC

17645 Wright Street, Suite 200

Omaha, NE 68130

FormulaFolios US Equity Portfolio

a series of the Northern Lights Fund Trust II

FOR MORE INFORMATION

You can find more information about the Portfolio in the following documents:

Statement of Additional Information

The SAI provides additional details about the investments and techniques of the Portfolio and certain other additional information. A current SAI is on file with the SEC and is incorporated into this Prospectus by reference. This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports

Additional information about the Portfolio’s investments will also be available in the Portfolio’s Annual and Semi-Annual Reports to Shareholders. In the Portfolio’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

To obtain a free copy of the SAI and, when issued, the Annual and Semi-Annual Reports to Shareholders, or make general inquiries about the Portfolio by calling the Portfolio (toll-free) at 855-907-3233, or by writing to:

FormulaFolios US Equity Portfolio

c/o Gemini Fund Services, LLC

17645 Wright Street, Suite 200

Omaha, NE 68130

Information is also available at www.formulafolios.com.

You can review and copy information, including the Portfolio’s reports and SAI, at the SEC’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090. Reports and other information about the Portfolio are also available:

•	free of charge from the SEC’s EDGAR database on the SEC’s Internet website at http://www.sec.gov;
•	for a fee, by writing to the SEC’s Public Reference Room, 100 F Street, N.E., Washington, D.C. 20549-1520; or
•	for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811-22549)

Statement of Additional Information

Dated: May 1, 2019

FormulaFolios US Equity Portfolio

Class 1 Shares

This Statement of Additional Information (“SAI”) provides general information about the FormulaFolios US Equity Portfolio (the “Portfolio”), a series of Northern Lights Fund Trust II (the “Trust”). This SAI is not a prospectus and should be read in conjunction with the Portfolio’s current prospectus for Class 1 shares dated May 1, 2019 (the “Prospectus”), as supplemented and amended from time to time, which is incorporated herein by reference. To obtain a copy of the Prospectus, free of charge, please write or call the Portfolio at the address or telephone number below:

FormulaFolios US Equity Portfolio

c/o Gemini Fund Services, LLC

17645 Wright Street, Suite 200

Omaha, NE 68130

1-855-907-3233

TABLE OF CONTENTS

---------------------------------

The Trust	1
Investment Policies, Strategies and Associated Risks	1
Fundamental Investment Limitations	7
Management of the Portfolio	8
Board of Trustees	8
Board Leadership Structure	9
Board Responsibilities	9
Board Risk Oversight	9
Trustee Qualifications	10
Trustees and Officers	10
Board Committees	13
Other committees of the Trust	13
Trustee Compensation	13
Control Persons and Principal Shareholders	15
Investment Adviser	15
Portfolio Managers	17
Other Service Providers	19
Distribution of Portfolio Shares	22
12b-1 Distribution and Shareholder Servicing Plan	22
Portfolio Transactions and Brokerage Allocation	23
Portfolio Turnover	25
Code of Ethics	25
Proxy Voting Procedures	25
Anti-Money Laundering Compliance Program	26
Portfolio Holdings Information	26
Determination of Net Asset Value	28
Financial Statements	34
APPENDIX “A” RATINGS DEFINITIONS	35
APPENDIX “B”	51

The Trust

The FormulaFolios US Equity Portfolio (the “Portfolio”) is a series of Northern Lights Fund Trust II, (the “Trust”) a Delaware statutory trust, organized on August 26, 2010.

The Trust is registered as an open-end management investment company.  The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). The Portfolio may issue an unlimited number of shares of beneficial interest. All shares of the Portfolio have equal rights and privileges.  Each share of the Portfolio is entitled to one vote on all matters as to which shares are entitled to vote.  In addition, each share of the Portfolio is entitled to participate equally with other shares (i) in dividends and distributions declared by the Portfolio and (ii) on liquidation to its proportionate share of the assets remaining after satisfaction of outstanding liabilities.  Shares of the Portfolio are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights.  Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

The Portfolio is a diversified series of the Trust. The Portfolio’s investment objectives, restrictions and policies are more fully described here and in the Prospectus. The Board may start other series and offer shares of a new portfolio or fund under the Trust at any time. The Portfolio offers one class of shares: Class 1 shares.

Under the Trust’s Agreement and Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his/her earlier death, incapacity, resignation or removal.  Shareholders can remove a Trustee to the extent provided by the Investment Company Act of 1940, as amended (the “1940 Act”) and the rules and regulations promulgated thereunder.  Vacancies may be filled by a majority of the remaining Trustees, except insofar as the 1940 Act may require the election by shareholders.  As a result, normally no annual or regular meetings of shareholders will be held unless matters arise requiring a vote of shareholders under the Agreement and Declaration of Trust or the 1940 Act.

The Portfolio is intended, in part, to be a funding vehicle for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of various insurance companies (each a “Participating Insurance Company”). The Portfolio’s shares are offered on a continuous basis to insurance companies that offer variable annuity insurance contracts and variable life insurance policies (“Contracts”), certain qualified pension and retirement plans (“Qualified Plans”), separate accounts that are not registered as investment companies (“Unregistered Separate Accounts”) and to other persons permitted to hold shares of the Trust pursuant to Treasury Regulation 1.817-5.

For a description of the methods used to determine the share price and value of the Portfolio’s assets, see “Net Asset Value” in the Portfolio’s Prospectus and “Purchase, Redemption and Pricing of Shares” in this Statement of Additional Information.

FormulaFolio Investments LLC (the “Adviser”) serves as the investment adviser to the Portfolio.

Investment Policies, Strategies and Associated Risks

The investment objective of the Portfolio is to seek long-term capital appreciation.

The investment objective of the Portfolio and the descriptions of the Portfolio’s principal investment strategies are set forth under “Investment Strategies, Related Risks and Disclosure of Portfolio Holdings” in the Prospectus. The Portfolio’s investment objective is not fundamental and may be changed without the approval of a majority of the outstanding voting securities of the Trust, although the Portfolio will provide shareholders with notice of any change to the Portfolio’s investment objectives at least 60 days prior to such change.

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The following pages contain more detailed information about the types of instruments in which the Portfolio may invest, strategies the Adviser may employ in pursuit of the Portfolio’s investment objective and a summary of related risks.

Equity Securities. The Portfolio may invest in equity securities such as common stock, preferred stock, convertible securities, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Although equity securities have a history of long term growth in value, their prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions.

Foreign Securities. The Portfolio may invest in foreign equity securities including American Depositary Receipts (“ADRs”). ADRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. ADRs are subject to risks similar to those associated with direct investment in foreign securities.

Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer’s financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, generally are higher than for U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may invoke increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It also may be difficult to enforce legal rights in foreign countries.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that an adviser will be able to anticipate or counter these potential events and their impacts on the Portfolio’s share price.

The considerations noted above generally are intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

Restricted and Illiquid Securities. The portfolio of the Portfolio may contain illiquid securities. Illiquid securities generally include securities which cannot be disposed of promptly and in the ordinary course of

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business without taking a reduced price. Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market. The following securities are considered to be illiquid: repurchase agreements and reverse repurchase agreements maturing in more than seven days, non-publicly offered securities and restricted securities. Restricted securities are securities where the resale of which is subject to legal or contractual restrictions. Restricted securities may be sold only in privately negotiated transactions, in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 or pursuant to Rule 144 or Rule 144A promulgated under such Act. Where registration is required, the Portfolio may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time of the decision to sell and the time such security may be sold under an effective registration statement. If during such a period adverse market conditions were to develop, the Portfolio might obtain a less favorable price than the price it could have obtained when it decided to sell. The Portfolio will not invest more than 15% of its net assets in illiquid securities.

With respect to Rule 144A securities, these restricted securities are treated as exempt from the 15% limit on illiquid securities, provided that a dealer or institutional trading market in such securities exists. The Portfolio will not, however, invest more than 10% of its net assets in Rule 144A securities. Under the supervision of the Board of Trustees, the Adviser determines the liquidity of restricted securities and, through reports from the Adviser, the Board of Trustees will monitor trading activity in restricted securities. If institutional trading in restricted securities were to decline, the liquidity of the Portfolio could be adversely affected.

Securities Lending. The Portfolio may make long and short term loans of its portfolio securities to parties such as broker-dealers, banks, or institutional investors. Securities lending allows the Portfolio to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied, should the borrower fail financially, loans will be made only to parties whose creditworthiness has been reviewed and deemed satisfactory by the Adviser. Furthermore, they will only be made if, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.

The Adviser understands that it is the current view of the staff of the U.S. Securities and Exchange Commission (the “SEC”) that the Portfolio may engage in loan transactions only under the following conditions: (1) the Portfolio must receive 100% collateral in the form of cash, cash equivalents (e.g., U.S. Treasury bills or notes) or other high grade liquid debt instruments from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Portfolio must be able to terminate the loan at any time; (4) the Portfolio must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

Cash received through loan transactions may be invested in any security in which the Portfolio is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

U.S. Government Securities. U.S. government securities are high-quality debt securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of, or guaranteed by the United States Treasury. For example, securities issued by the Farm Credit Banks or by the Federal National Mortgage Association are supported by the instrumentality’s right to borrow money from the U.S. Treasury under certain circumstances. Moreover, securities issued by other agencies or instrumentalities are supported only by the credit of the entity that issued them.

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Fixed Income Securities. The Portfolio may invest in all types of fixed income securities, including when-issued, delayed delivery, or forward commitment basis. Fixed income securities are subject to credit risk and interest rate risk. Credit risk is the risk that the Portfolio could lose money if an issuer of a fixed income security cannot meet its financial obligations or goes bankrupt. Interest rate risk is the risk that the Portfolio’s investments in fixed income securities may fall when interest rates rise.

Investments in high-yield bonds are considered to be more speculative than higher quality fixed income securities. They are more susceptible to credit risk than investment-grade securities, especially during periods of economic uncertainty or economic downturns. The value of lower quality securities are subject to greater volatility and are generally more dependent on the ability of the issuer to meet interest and principal payments than higher quality securities. Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings.

Repurchase Agreements. The Portfolio may invest in repurchase agreements fully collateralized by obligations issued by the U.S. government or agencies of the U.S. government (“U.S. Government Obligations”). A repurchase agreement is a short term investment in which the purchaser (i.e., the Portfolio) acquires ownership of a U.S. Government Obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser’s holding period (usually not more than 7 days from the date of purchase). Any repurchase transaction in which the Portfolio engages will require full collateralization of the seller’s obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Portfolio could experience both delays in liquidating the underlying security and losses in value. However, the Portfolio intends to enter into repurchase agreements only with the custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Adviser to be creditworthy. The Adviser monitors the creditworthiness of the banks and securities dealers with which the Portfolio engages in repurchase transactions.

Borrowing. The Portfolio is permitted to borrow money up to one-third of the value of its total assets. Borrowing is a speculative technique that increases both investment opportunity and the Portfolio’s ability to achieve greater diversification. However, it also increases investment risk. Because the Portfolio’s investments will fluctuate in value, whereas the interest obligations on borrowed funds may be fixed, during times of borrowing, the Portfolio’s net asset value may tend to increase more when its investments increase in value, and decrease more when its investments decrease in value. In addition, interest costs on borrowings may fluctuate with changing market interest rates and may partially offset or exceed the return earned on the borrowed funds. Also, during times of borrowing under adverse market conditions, the Portfolio might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Other Investment Companies. The Portfolio’s investments in money market mutual funds may be used for cash management purposes and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses. The Portfolio limits its investments in securities issued by other investment companies in accordance with the 1940 Act or with certain terms and conditions of applicable exemptive orders issued by the SEC and approved by the Board of Trustees. Section 12(d)(1) of the 1940 Act precludes the Portfolio from acquiring (i) more than 3% of the total outstanding shares of another investment company; (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of the Portfolio; or (iii) shares of another registered investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Portfolio. However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Portfolio if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding shares of such investment company is owned by the Portfolio and all affiliated persons of the Portfolio; and (ii) the

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Portfolio has not offered or sold, and is not proposing to offer or sell its shares through a principal underwriter or otherwise at a public or offering price that includes a sales load of more than 1 1/2%. SEC Rule 12d1-3 provides, however, that the Portfolio may rely on the Section 12(d)(1)(F) exemption and charge a sales load in excess of 1 1/2% provided the sales load and any service fee charged does not exceed limits set forth in applicable Financial Industry Regulatory Authority, Inc. (“FINRA”) rules.

If the Portfolio invests in investment companies, including ETFs, pursuant to Section 12(d)(1)(F), it must comply with the following voting restrictions: when the Portfolio exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Portfolio, the Portfolio will either seek instruction from the Portfolio’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Portfolio in the same proportion as the vote of all other holders of such security. In addition, an investment company purchased by the Portfolio pursuant to Section 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days. In addition to the advisory and operational fees the Portfolio bears directly in connection with its own operation, the Portfolio also bears its pro rata portion of the advisory and operational expenses incurred indirectly through investments in other investment companies.

Real Estate Companies. The Portfolio may make investments in the securities of real estate companies, which are regarded as those which derive at least 50% of their respective revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate, or have at least 50% of their respective assets in such real estate. Such investments include common stocks (including real estate investment trust (“REIT”) shares, see “Real Estate Investment Trusts” below),rights or warrants to purchase common stocks, securities convertible into common stocks where the conversion feature represents a significant element of the securities’ value, and preferred stocks.

Real Estate Investment Trusts. The Portfolio may make investments in REITs. REITs include equity, mortgage and hybrid REITs. Equity REITs own real estate properties, and their revenue comes principally from rent. Mortgage REITs loan money to real estate owners, and their revenue comes principally from interest earned on their mortgage loans. Hybrid REITs combine characteristics of both equity and mortgage REITs. The value of an equity REIT may be affected by changes in the value of the underlying property, while a mortgage REIT may be affected by the quality of the credit extended. The performance of both types of REITs depends upon conditions in the real estate industry, management skills and the amount of cash flow. The risks associated with REITs include defaults by borrowers, self-liquidation, failure to qualify as a pass-through entity under the federal tax law, failure to qualify as an exempt entity under the 1940 Act and the fact that REITs are not diversified.

Temporary and Cash Investments

Under normal market conditions, the Portfolio will stay fully invested according to its principal investment strategies as noted above. The Portfolio, however, may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions. This may result in the Portfolio not achieving its investment objectives during that period.

For longer periods of time, the Portfolio may hold a substantial cash position. If the market advances during periods when the Portfolio is holding a large cash position, the Portfolio may not participate to the extent it would have if the Portfolio had been more fully invested. To the extent that the Portfolio uses a money market fund for its cash position, there will be some duplication of expenses because the Portfolio would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

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The Portfolio may invest in any of the following securities and instruments:

Money Market Mutual Funds. The Portfolio may invest in money market mutual funds in connection with its management of daily cash positions or as a temporary defensive measure. Generally, money market mutual funds seek to earn income consistent with the preservation of capital and maintenance of liquidity. They primarily invest in high quality money market obligations, including securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, bank obligations and high-grade corporate instruments. These investments generally mature within 397 days from the date of purchase. An investment in a money market mutual fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The Portfolio’s investments in money market mutual funds may be used for cash management purposes and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses.

Your cost of investing in the Portfolio will generally be higher than the cost of investing directly in the underlying money market mutual fund shares. You will indirectly bear fees and expenses charged by the underlying money market mutual funds in addition to the Portfolio’s direct fees and expenses. Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

Bank Certificates of Deposit, Bankers’ Acceptances and Time Deposits. The Portfolio may acquire certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are negotiable certificates issued against monies deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers’ acceptances acquired by the Portfolio will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans that may be made and interest rates that may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that the Portfolio may acquire.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under the investment objective and policies stated above and in the Prospectus, the Portfolio may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Savings Association Obligations. The Portfolio may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided

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profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

Commercial Paper, Short-Term Notes and Other Corporate Obligations. The Portfolio may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by S&P, “Prime-1” or “Prime-2” by Moody’s, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Adviser to be of comparable quality.

Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper. While such obligations generally have maturities of ten years or more, the Portfolio may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated “A” or higher by S&P or “A” or higher by Moody’s.

Fundamental Investment Limitations

The Trust (on behalf of the Portfolio) has adopted the following restrictions as fundamental policies, which may not be changed without the favorable vote of the holders of a “majority of the outstanding voting securities of the Portfolio,” as defined in the 1940 Act. Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of the Portfolio represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Portfolio.

The Portfolio may not:

1.	Issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Portfolio, provided that the Portfolio’s engagement in such activities is consistent with or permitted by the 1940 Act, as amended, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff;
2.	Borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Portfolio; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Portfolio’s total assets at the time when the borrowing is made. This limitation does not preclude the Portfolio from entering into reverse repurchase transactions, provided that the Portfolio has an asset coverage of 300% for all borrowings and repurchase commitments of the Portfolio pursuant to reverse repurchase transactions;
3.	Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (Does not preclude the Portfolio from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities, and except to the extent that the Portfolio may be deemed an underwriter under the Securities Act of 1933, by virtue of disposing of portfolio securities);
4.	Purchase or sell real estate or interests in real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate or real estate acquired as a result of such investments. This limitation does not preclude the Portfolio from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts);
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5.	Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry. (Does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.);
6.	Purchase or sell commodities (unless acquired as a result of ownership of securities or other investments) or commodity futures contracts, except that the Portfolio may purchase and sell futures contracts and options to the full extent permitted under the 1940 Act, sell foreign currency contracts in accordance with any rules of the Commodity Futures Trading Commission, invest in securities or other instruments backed by commodities, and invest in companies that are engaged in a commodities business or have a significant portion of their assets in commodities;
7.	Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) to the extent the entry into a repurchase agreement is deemed to be a loan, and (c) by loaning portfolio securities; and
8.	Make an investment unless 75% of the value of that Portfolio’s total assets is represented by cash, cash items, U.S. government securities, securities of other investment companies and “other securities.” For purposes of this restriction, the term “other securities” means securities as to which the Portfolio invests no more than 5% of the value of its total assets in any one issuer or purchases no more than 10% of the outstanding voting securities of any one issuer. As a matter of operating policy, each Portfolio will not consider repurchase agreements to be subject to the above-stated 5% limitation if all of the collateral underlying the repurchase agreements are U.S. government securities and such repurchase agreements are fully collateralized.

The following lists the non-fundamental investment restrictions applicable to the Portfolio. These restrictions can be changed by the Board of Trustees, but the change will only be effective after notice is given to shareholders of the Portfolio.

The Portfolio may not:

1.	Invest in securities of other investment companies except as permitted under the 1940 Act or the rules thereunder;
2.	Invest 15% or more of the value of its net assets, computed at the time of investment, in illiquid securities. Illiquid securities are those securities without readily available market quotations, including repurchase agreements having a maturity of more than seven days. Illiquid securities may include restricted securities not determined by the Board of Trustees to be liquid, non-negotiable time deposits, over-the-counter options and repurchase agreements providing for settlement in more than seven days after notice; or
3.	Invest in other investment companies advised by the same investment adviser as the Fund or in investment companies advised by affiliates of such adviser.

Except with respect to borrowing and illiquid securities, if a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by the Portfolio will not be considered a violation.

Management of the Portfolio

Board of Trustees

The management and affairs of the Portfolio are supervised by the Board of Trustees. The Board of Trustees consists of five individuals, four (4) of whom are not “interested persons” (as defined under the 1940 Act) of the Trust and the Adviser (“Independent Trustees”). The Trustees are fiduciaries for the Portfolio’s shareholders and are governed by the laws of the State of Delaware in this regard. The Board of Trustees establishes policies for the operation of the Portfolio and appoints the officers who conduct the daily business of the Portfolio.

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Board Leadership Structure

The Trust is led by Mr. Brian Nielsen, who has served as the Chairman of the Board since 2011.  Mr. Nielsen is an interested person by virtue of his prior affiliation with Northern Lights Distributors, LLC (the Portfolio’s Distributor).  The Board of Trustees is comprised of Mr. Nielsen and four (4) Independent Trustees.   Under certain 1940 Act governance guidelines that apply to the Trust, the Independent Trustees will meet in executive session, at least quarterly. Under the Trust’s Agreement and Declaration of Trust and By-Laws, the Chairman of the Board is responsible for (a) presiding at board meetings, (b) calling special meetings on an as-needed basis, (c) setting the agendas for board meetings and (d) ensuring board members are provided necessary materials in advance of each board meeting.  The Trust believes that (i) its Chairman, Brian Nielsen (ii) Keith Rhoades, the independent chair of the Audit Committee, and, (iii) as an entity, the full Board of Trustees, provide effective leadership that is in the best interests of the Trust, each of its funds and each shareholder. The Independent Trustees have selected Anthony Lewis as the Lead Independent Trustee.

In accordance with the fund governance standards prescribed by the SEC under the 1940 Act, the Independent Trustees on the Nominating Committee select and nominate all candidates for Independent Trustee positions. Each Trustee was appointed to serve on the Board of Trustees because of his experience, qualifications, attributes and/or skills. The Board of Trustees reviews its leadership structure regularly on at least an annual basis. The Board of Trustees believes that the structure described above facilitates the orderly and efficient flow of information to the Trustees from the officers of the Trust, the advisers of the funds that comprise the Trust and other service providers, and facilitates the effective evaluation of the risks and other issues, including conflicts of interest, that may impact the Trust as a whole as well as the funds individually. The Board of Trustees believes that the orderly and efficient flow of information and the ability of the Board of Trustees to bring each Trustee’s experience and skills to bear in overseeing the Trust’s operations is important given the characteristics and circumstances of the Trust, including: the unaffiliated nature of each investment adviser and the fund(s) managed by such adviser; the number of funds that comprise the Trust; the variety of asset classes that those funds reflect; the net assets of the Trust; the committee structure of the Trust; and the independent arrangements of each of the Trust’s series. For these reasons, the Board of Trustees believes that its leadership structure is appropriate.

Board Responsibilities

The Board of Trustees’ role is one of oversight rather than day-to-day management of any of the Trust’s series. The Trust’s Audit Committee assists with this oversight function. The Board of Trustees’ oversight extends to the Trust’s risk management processes. Those processes are overseen by Trust officers, including the President, the Treasurer, the Secretary and Chief Compliance Officer (“CCO”), who regularly report to the Board of Trustees on a variety of matters at Board meetings.

Board Risk Oversight

The Board of Trustees is comprised of Mr. Nielsen and four (4) Independent Trustees with a standing independent Audit Committee with a separate chair. The Board is responsible for overseeing risk management, and the full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from its CCO at quarterly meetings and on an ad hoc basis, when and if necessary.  The Audit Committee considers financial and reporting risk within its area of responsibilities.  Generally, the Board believes that its oversight of material risks is adequately maintained through the compliance-reporting chain where the CCO is the primary recipient and communicator of such risk-related information and oversees the Trust’s service providers’ adherence to the Trust’s policies and procedures.

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Investment advisers managing the Trust’s series report to the Trust’s CCO and Board of Trustees, on a regular and as-needed basis, on actual and possible risks affecting the Trust’s series. These investment advisers report to the CCO and Board of Trustees on various elements of risk, including investment, credit, liquidity, valuation, operational and compliance risks, as well as any overall business risks that could impact the Trust’s series.

The Board of Trustees has appointed the CCO, who reports directly to the Board of Trustees and who participates in its regular meetings. In addition, the CCO conducts on-going and continuous compliance testing and presents an annual report to the Board of Trustees in accordance with the Trust’s compliance policies and procedures. The CCO, together with the Trust’s President, Treasurer and Secretary, regularly discusses risk issues affecting the Trust and its series during Board of Trustee meetings. The CCO also provides updates to the Board of Trustees on the operation of the Trust’s compliance policies and procedures and on how these procedures are designed to mitigate risk. Finally, the CCO and/or other officers of the Trust report to the Board of Trustees in the event that any material risk issues arise in between Board meetings.

Trustee Qualifications

Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including: (i) experience, (ii) qualifications, (iii) attributes and (iv) skills. Mr. Nielsen has over eighteen years of experience in the investment management and brokerage business including a focus in compliance, legal and regulatory oversight and possesses a strong understanding of the regulatory framework under which investment companies must operate. Since 2010, Thomas Sarkany has been the President of TTS Consultants, LLC, a financial services firm and from 1994 through 2010, held various roles at Value Line, Inc. (a publicly held company providing financial research, publications and money management services to retail and institutional investors), including Director of Marketing and Asset Management, Director of Index Licensing, and member of the Board of Directors. Anthony Lewis has been Chairman and CEO of The Lewis Group USA, an executive consulting firm, for the past ten years, and also serves as a Director, the Chairman of the Compensation Committee, and a Member of the Audit Committee of Torotel Inc. Keith Rhoades held various accounting roles at Union Pacific Railroad, including Senior Director of General Ledger/Financial Research. Randy Skalla has more than 20 years of investment management experience including serving as President of L5 Enterprises, Inc. since 2001 and from 2001 through 2017, Mr. Skalla was a member of the Orizon Investment Counsel Board. The Trust does not believe any one factor is determinative in assessing a Trustee’s qualifications, but that the collective experience of each Trustee makes them each highly qualified.

The Board of Trustees has established three standing board committees – the Audit Committee, the Compensation Committee, and the Nominating Committee. All Independent Trustees are members of the Audit Committee, Compensation Committee and the Nominating Committee. Inclusion of all Independent Trustees as members of all three of the standing board committees allows all such Trustees to participate in the full range of the Board of Trustees’ oversight duties, including oversight of risk management processes.

Trustees and Officers

The Trustees and the officers of the Trust are listed below with their addresses, present positions with the Trust and principal occupations over at least the last five years. Unless otherwise noted, the address of each Trustee and Officer is 17645 Wright Street, Suite 200, Omaha, NE 68130.

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Independent Trustees

Name, and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Funds in Fund Complex*** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Thomas T. Sarkany 1946	Trustee since October 2011	President, TTS Consultants, LLC (since 2010) (financial services firm).	2	Director, Aquila Distributors; Trustee, Arrow ETF Trust; Trustee, Arrow Investments Trust; Trustee, Northern Lights Fund Trust IV
Anthony H. Lewis 1946	Trustee since May 2011	Chairman and CEO of The Lewis Group USA (since 2007) (executive consulting firm).	2	Director, Member of the Compensation Committee and Member of the Risk Committee of Torotel Inc. (Magnetics, Aerospace and Defense), Trustee, Chairman of the Fair Valuation Committee and Member of the Audit Committee of the Wildermuth Endowment Strategy Fund
Keith Rhoades 1948	Trustee since May 2011	Retired since 2008.	2	NONE
Randal D. Skalla 1962	Trustee since May 2011	President, L5 Enterprises, Inc. (since 2001) (financial services company).	2	Board Member, Orizon Investment Counsel (financial services company) (2001 through 2017)

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Interested Trustees and Officers

Name and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Funds in Fund Complex*** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Brian Nielsen** 1972	Trustee since May 2011	Trustee (since 2011) of Northern Lights Fund Trust II; Special Projects Counsel of NorthStar Financial Services Group, LLC (from 2018 to 2019); General Counsel (from 2001 to 2014) and Secretary (from 2001 to 2018) of CLS Investments, LLC; General Counsel (from 2001 to 2014) and Secretary (from 2001 to 2018) of Orion Advisor Services, LLC; Manager (from 2012 to 2015), General Counsel and Secretary (from 2003 to 2018) of NorthStar Financial Services Group, LLC; CEO (from 2012 to 2018), General Counsel (from 2003 to 2014), Secretary (from 2003 to 2018) and Manager (from 2005 to 2018) of Northern Lights Distributors, LLC; Director, Secretary and General Counsel (from 2004 to 2018) of Constellation Trust Company; CEO (from 2015 to 2018), Manager (from 2008 to 2015), General Counsel and Secretary (from 2011 to 2018) of Northern Lights Compliance Services, LLC; General Counsel and Secretary (from 2011 to 2018) of Blu Giant, LLC; General Counsel (from 2012 to 2014) and Secretary (from 2012 to 2018) of Gemini Fund Services, LLC; Manager (from 2012 to 2018) of Arbor Point Advisors, LLC; General Counsel and Secretary (from 2013 to 2014) of Gemini Hedge Fund Services, LLC; General Counsel and Secretary (from 2013 to 2014) of Gemini Alternative Funds, LLC; Secretary and General Counsel of NorthStar Holdings, LLC (from 2013 to 2015); Director, Secretary and General Counsel of NorthStar CTC Holdings, Inc. (from 2015 to 2018) and Secretary and Chief Legal Officer (from 2003 to 2018) of AdvisorOne Funds.	2

Manager of Northern Lights Distributors, LLC (from 2005 to 2018); Manager of NorthStar Financial Services Group, LLC (from 2012 to 2015); Manager of Arbor Point Advisors, LLC (from 2012 to 2018); Director of Constellation Trust Company (from 2004 to 2018)

Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 1969	President since January 2013	Vice President of The Ultimus Group, LLC and Executive Vice President of Gemini Fund Services, LLC (since 2019), President, Gemini Fund Services, LLC (2012 - 2019).	N/A	N/A
Richard Malinowski 80 Arkay Drive Hauppauge, NY 11788 1983	Secretary since January 2018	Senior Vice President Legal Administration, Gemini Fund Services, LLC (since April 2017); Vice President and Counsel (April 2016 – 2017) and AVP and Staff Attorney (September 2012 – March 2016).	N/A	N/A
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Erik Naviloff 80 Arkay Drive Hauppauge, NY 11788 1968	Treasurer since January 2013	Vice President of Gemini Fund Services, LLC (since 2012).	N/A	N/A
Emile R. Molineaux 80 Arkay Drive Hauppauge, NY 11788 1962	Chief Compliance Officer and Anti Money Laundering Officer since May 2011	Senior Compliance Officer and CCO of Various clients of Northern Lights Compliance Services, LLC (since 2011).	N/A	N/A

* The term of office for each Trustee and Officer listed above will continue indefinitely.

** Brian Nielsen is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his prior affiliation with Northern Lights Distributors, LLC (the Portfolio’s Distributor).

*** As of December 31, 2018, the Trust was comprised of 22 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Portfolio and the FormulaFolios US Equity Fund managed by the same investment adviser. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

Board Committees

Audit Committee. The Board has an Audit Committee, which is comprised of the independent members of the Board of Trustees. The Audit Committee reviews financial statements and other audit-related matters for the Portfolio. The Audit Committee also holds discussions with management and with the Portfolio’s independent auditor concerning the scope of the audit and the auditor’s independence and will meet at least four times annually. During the fiscal year ended December 31, 2018 the Audit Committee met ten times.

Nominating Committee. The Board has a Nominating Committee, which is comprised of the independent members of the Board of Trustees. The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for the position of trustee and meets only as necessary. The Nominating Committee generally will not consider shareholder nominees.

Compensation Committee. The Board has a Compensation Committee, which is comprised of the independent members of the Board of Trustees. The role of the Compensation Committee is to oversee the evaluation of, and review and approve compensation for, the independent members of the Board of Trustees. The Compensation Committee will generally meet annually.

Other Committees of the Trust

Valuation Committee. The Trust has a Valuation Committee. The Valuation Committee is responsible for the following: (1) monitoring the valuation of Portfolio securities and other investments; and (2) as required, when the Board of Trustees is not in session, determining the fair value of illiquid securities and other holdings after consideration of all relevant factors, which determinations are reported to the Board. The Valuation Committee shall, at all times, consist of no less than three members, including the Trust’s President and Treasurer, and may include such number of alternate members that are officers of the Trust’s Administrator or the investment adviser of a series of the Trust as the Board of Trustees or the members of the Valuation Committee may from time to time designate. The Valuation Committee meets as necessary when a price for a portfolio security is not readily available.

Trustee Compensation

Effective January 1, 2019, each Trustee will receive a quarterly fee of $21,250 (the “Trustee Fee”) to be paid at the beginning of each calendar quarter, allocated among each of the various portfolios comprising

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the Trust. Each Trustee will also receive reimbursement for any reasonable expenses incurred attending the regular quarterly meetings of the Trust. In addition to the Trustee Fee, the Audit Committee Chairman will receive an additional quarterly fee of $4,000 and the Chairman of the Trust will receive an additional quarterly fee of $5,250. For special in-person meetings, each Trustee will receive a $2,500 special in-person meeting fee, as well as reimbursement for any reasonable expenses incurred attending the special in-person meeting, which fees will generally be paid by the Adviser requesting the special in-person meeting. None of the executive officers will receive compensation from the Trust.

Prior to January 1, 2019, each Trustee received a quarterly fee of $20,000 (the “Trustee Fee”) paid at the beginning of each calendar quarter, allocated among each of the various portfolios comprising the Trust. Each Trustee also received reimbursement for any reasonable expenses incurred attending the regular quarterly meetings of the Trust. In addition to the Trustee Fee, the Audit Committee Chairman received an additional quarterly fee of $3,750 and the Chairman of the Trust received an additional quarterly fee of $5,000. For special in-person meetings, each Trustee received a $2,500 special in-person meeting fee, as well as reimbursement for any reasonable expenses incurred attending the special in-person meeting, which fees were generally be paid by the Adviser requesting the special in-person meeting. None of the executive officers received compensation from the Trust.

The table below details the amount of compensation the Trustees received from the Trust during the fiscal period ended December 31, 2018.

Name	The Portfolio	Pension or Retirement Benefits Accrued as Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund Complex*** Paid to Trustees
Thomas T. Sarkany	$3,648	None	None	$7,296
Anthony Lewis	$3,648	None	None	$7,296
Keith Rhoades*	$4,339	None	None	$8,678
Randy Skalla	$3,648	None	None	$7,296
Brian Nielsen**	$3,423	None	None	$6,846

*Mr. Rhoades also serves as chairman of the Audit Committee.

**Mr. Nielsen is deemed to be an ‘interested person’ as defined in the 1940 Act as a result of his prior affiliation with Northern Lights Distributors, LLC (the Portfolio’s Distributor).  Mr. Nielsen also serves as the Chairman of the Trust.

***There are currently multiple series comprising the Trust. The term “Fund Complex” refers only to the Portfolio and the FormulaFolios US Equity Fund managed by the same investment adviser, and not to any other series of the Trust. For the fiscal period ended December 31, 2018 aggregate independent Trustees’ fees were $410,000.

Trustee Ownership

The following table indicates the dollar range of equity securities that each Trustee beneficially owned in the Portfolio and other series of the Trust as of December 31, 2018.

Name of Trustee	Dollar Range of Equity Securities in the Portfolio	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Thomas T. Sarkany	None	None
Anthony H. Lewis	None	None
Keith Rhoades	None	None
Randal D. Skalla	None	None
Brian Nielsen*	None	None
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* Brian Nielsen is deemed to be an ‘interested person’ as defined in the 1940 Act as a result of his prior affiliation with Northern Lights Distributors, LLC (the Funds’ Distributor).

As of December 31, 2018, the Trustees and officers, as a group, owned less than 1.00% of the Portfolio’s outstanding shares and the Fund Complex’s outstanding shares.

Control Persons and Principal Shareholders

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Portfolio. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of the Portfolio or acknowledges the existence of control. A controlling person possesses the ability to control the outcome of matters submitted for shareholder vote by the Portfolio. As of April 1, 2019, the following persons owned, beneficially or of record, 5% or more of a Class of shares of the Portfolio

Account Name and Address	Total Number of Shares Owned	% Of Share Class Owned
Class 1
Security Benefit Life/Variable Annuity Account XIV 1 Security Benefit Place Topeka, KS 66636	25,507.673	99.51%

Investment Adviser

As stated in the Prospectus, investment advisory services are provided to the Portfolio by FormulaFolio Investments LLC, 89 Ionia SW Suite 600, Grand Rapids, MI 49503, pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). The Adviser is currently owned by Jason Wenk President – 46.57%, Joel VanWoerkom - 11.91%, Jason Crump - 11.91%, Gerry Sikkenga Chief Operating Officer –4.58%, Stephen Craig - 7.87%, Stephen Odom - 5.62%, Brandone Goerge - 1.69%, Edward Nolan - 1.69%, Stephen Ashton - 1.69%, Ford Stokes - 1.12%, Andrew Craig - 1.12%. Subject to such policies as the Board of Trustees may determine, the Adviser is ultimately responsible for investment decisions for the Portfolio. Pursuant to the terms of the Advisory Agreement, the Adviser provides the Portfolio with such investment advice and supervision as it deems necessary for the proper supervision of the Portfolio’s investments.

After an initial period of two years, the Advisory Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Portfolio’s outstanding voting securities and by a majority of the trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Advisory Agreement. The Advisory Agreement is terminable without penalty by the Trust on behalf of the Portfolio upon 60 days’ prior written notice when authorized either by a majority vote of the Portfolio’s shareholders or by a vote of a majority of the Board of Trustees, or by the Adviser upon 60 days’ prior written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Advisory Agreement provides that the Adviser, under such agreement, shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Portfolio, except for willful misfeasance, bad faith or negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

Under the Advisory Agreement, the Adviser, under the supervision of the Board, agrees (directly or through a subadviser) to invest the assets of the Portfolio in accordance with applicable law and the investment objective, policies and restrictions set forth in the Portfolio’s current Prospectus and Statement of Additional Information, and subject to such further limitations as the Trust may from time to time

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impose by written notice to the Adviser.  The Adviser shall act as the investment adviser to the Portfolio and, as such shall (directly or through a subadviser) (i) obtain and evaluate such information relating to the economy, industries, business, securities markets and securities as it may deem necessary or useful in discharging its responsibilities here under, (ii) formulate a continuing program for the investment of the assets of the Portfolio in a manner consistent with its investment objective, policies and restrictions, and (iii) determine from time to time securities to be purchased, sold or retained  by the Portfolio, and implement those decisions, including the selection of entities with or through which such purchases or sales are to be effected; provided, that the Adviser (directly or through a subadviser) will place orders pursuant to its investment determinations either directly with the  issuer or with a broker or dealer, and if with a broker or dealer, (a) will attempt to obtain the best price and execution of its orders, and (b) may nevertheless in its discretion purchase and sell portfolio securities from and  to brokers who provide the Adviser with research, analysis, advice and similar services and pay such brokers in return a higher commission or spread than may be charged by other brokers.  The Adviser also provides the Portfolio with all necessary office facilities and personnel for servicing the Portfolio’s investments, compensates all officers, Trustees and employees of the Trust who are officers, directors or employees of the Adviser, and all personnel of the Portfolio or the Adviser performing services relating to research, statistical and investment activities.  The Advisory Agreement was approved by the Board of the Trust, including by a majority of the Independent Trustees, at a meeting held on August 19, 2015 and thereafter more recently renewed by the Board of the Trust, including by a majority of the Independent Trustees, at a meeting held on October 17-18, 2018. At a meeting of the Board held on March 18, 2019, the Board of the Trust, including a majority of the Independent Trustees, approved an amendment to the Advisory Agreement lowering the management fee for the Fund.

In addition, the Adviser, directly subject to the supervision of the Board of Trustees, provides the management services necessary for the operation of the Portfolio and such additional administrative services as reasonably requested by the Board of Trustees. These services include providing such office space, office equipment and office facilities as are adequate to fulfill the Adviser’s obligations under the Advisory Agreement; assisting the Trust in supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with the Portfolio; assisting in preparing all general shareholder communications and conducting shareholder relations; assuring the Portfolio’s records and the registration of the Portfolio’s shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for the Portfolio; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Pursuant to the Advisory Agreement, the Portfolio pays the Adviser a management fee at the annual rate of 0.87% of the Portfolio’s average daily net assets. Prior to April 1, 2019 the Fund paid a management fee at the annual rate of 0.93% of the Fund’s average daily net assets.

The fee is computed daily and payable monthly. The Adviser has agreed contractually to waive its management fee and to reimburse operating expenses (excluding any front-end or contingent deferred sales loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary or non-recurring expenses, including, but not limited to, litigation) at least until April 30, 2020, such that net annual fund operating expenses of the Portfolio do not exceed the percentages in the table below.  This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to receive reimbursement from the Fund for fees it waived and Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded. Fee waiver and reimbursement arrangements can decrease the Portfolio’s expenses and increase its performance.

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Share Class	Expense Cap
Class 1	2.12%

Expenses not expressly assumed by the Adviser under the Advisory Agreement are paid by the Portfolio.  Under the terms of the Advisory Agreement, the Portfolio is responsible for the payment of the following expenses among others: (a) the fees payable to the Adviser, (b) the fees and expenses of Trustees who are not affiliated persons of the Adviser or Distributor (as defined under the section entitled (“The Distributor”) (c) the fees and certain expenses of the Custodian (as defined under the section entitled “Custodian”) and Transfer and Dividend Disbursing Agent (as defined under the section entitled “Transfer Agent”), including the cost of maintaining certain required records of the Portfolio and of pricing the Portfolio’s shares, (d) the charges and expenses of legal counsel and independent accountants for the Portfolio, (e) brokerage commissions and any issue or transfer taxes chargeable to the Portfolio in connection with its securities transactions, (f) all taxes and corporate fees payable by the Portfolio to governmental agencies, (g) the fees of any trade association of which the Portfolio may be a member, (h) the cost of share certificates representing shares of the Portfolio, (i) the cost of fidelity and liability insurance, (j) the fees and expenses involved in registering and maintaining registration of the Portfolio and of its shares with the SEC, qualifying its shares under state securities laws, including the preparation and printing of the Portfolio’s registration statements and prospectuses for such purposes, (k) all expenses of shareholders and Trustees’ meetings (including travel expenses of trustees and officers of the Trust who are directors, officers or employees of the Adviser) and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders in the amount necessary for distribution to the shareholders, and (l) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust’s business.

For the fiscal years ended December 31, the Portfolio paid the following advisory fees to the Adviser pursuant to the Advisory Agreement, of which the Adviser waived or recouped the amount set forth in the table below.

Fiscal Year Ended	Advisory Fee	Recoupment (Waiver)	Advisory Fee after Waiver
December 31, 2018	$2,152	($2,152)	$0
December 31, 2017	$4,229	($4,229)	$0
December 31, 2016	$5,501	($5,501)	$0

The following table shows the amount of reimbursements paid to the Portfolio by the Adviser in addition to the advisory fees waived for the years ended December 31.

Fiscal Year Ended	Amount of Fund Expenses Reimbursed to the Portfolio by the Adviser
December 31, 2018	$105,303
December 31, 2017	$90,870
December 31, 2016	$38,036

Portfolio Managers

The following section provides information regarding the Portfolio Managers, other accounts managed by the Portfolio Managers, compensation, material conflicts of interests, and any ownership of securities in the Portfolio.

Jason Wenk. Mr. Wenk is the founder and Chief Investment Strategist of the Adviser. Prior to founding the Adviser, Mr. Wenk also founded Retirement Wealth Advisors Inc. He started his career in 2000 at Morgan Stanley, where he worked for 2 years prior to the founding of his own firms. Mr. Wenk’s research

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has been highly regarded and often featured in industry publications such as The Wall Street Journal, Institutional Investor, Forbes, and Investment News. His blog, www.JasonWenk.com is one of the most read finance blogs in the United States with over 10,000 professional and individual investor subscribers.

Derek Prusa, CFA, CFP®. Mr. Prusa is the Senior Market Analyst for FormulaFolio Investments where he works diligently to research and monitor financial market conditions and select the best investment strategies for each of FormulaFolios’ proprietary models. Mr. Prusa also provides valuable insight to the affiliated advisors and clients of FormulaFolios by producing accessible and understandable weekly, monthly, and quarterly market commentary summaries. Mr. Prusa graduated Summa Cum Laude from Ferris State University in 2012 with a bachelor’s degree in Investment Finance. He received the Delta Sigma Pi Scholarship Key as well as the College of Business Student Excellence Award for his academic accomplishments. Since joining the FormulaFolios team in 2014, Mr. Prusa received his CFP designation and became a CFA charterholder. In 2015 he was named in LifeHealthPro’s 30 under 30.

Other Accounts Managed by the Portfolio Managers

The table below identifies, for the Portfolio Managers of the Portfolio, the number of accounts managed (excluding the Portfolio) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. To the extent that the advisory fees for any of these accounts are based on account performance, this information is reflected in separate tables below. Asset amounts are approximate as of the date of this SAI, and have been rounded. The following table lists the number and types of accounts managed by the portfolio managers and assets under management in those accounts as of December 31, 2018.

Portfolio Manager	Registered Investment Companies (excluding the Portfolio)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts

Jason Wenk	1	$2,853,046	0	0	25,079	$3,175,650
Derek Prusa	1	$2,853,046	0	0	25,079	$3,175,650

Material Conflicts of Interest

Actual or apparent material conflicts of interest may arise when a Portfolio Manager has day-to-day management responsibilities with respect to more than one investment account or in other circumstances. Portfolio Managers who manage other investment accounts in addition to the Portfolio may be presented with the potential conflicts described below.

A brief description of some of the potential conflicts of interest and compliance factors that may arise as a result are included below.

The Adviser offers separately managed accounts and other investment fund products in addition to the Portfolio. Some of these offerings include portfolios of investments which may be substantially identical to the Portfolio, which could create certain conflicts of interest. As the Portfolio and any separate accounts or investment funds managed similarly to the Portfolio will be managed concurrently, all transactions will be implemented according to the Adviser’s trade allocation procedures. These procedures, among other things, ensure that all trades allocated to advisory clients (including the Portfolio) fulfill the Adviser’s fiduciary duty to each client and otherwise allocate securities on a basis that is fair and nondiscriminatory. Such procedures are generally applied in numerous instances, including, among other things, block and bunched trades, cross transactions and private placements. In determining a fair allocation, the Adviser takes into account a number of factors, including among other things, the Adviser’s fiduciary duty to each

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client, any potential conflicts of interest, the size of the transaction, the relative size of a client’s portfolio, cash available for investment, suitability as well as each client’s investment objectives.

Portfolio Managers’ Compensation

The Portfolio Managers’ compensation is a formula that takes into account factors including investment management results, the profitability of the investment manager and applicable market rates for compensation within the industry. The components of the Portfolio Managers’ Compensation are a fixed base salary and a bonus. The salary is set by reference to industry standards given the Portfolio Manager’s experience, track record and position. The bonus component of compensation paid to the Portfolio Managers is based on the profitability of the Adviser, the performance of the Portfolio relative to its peers and a discretionary component that is neither based on performance nor assets held by the Portfolio.

Portfolio Managers’ Ownership of the Portfolio

The following table shows the dollar range of equity securities beneficially owned by the Portfolio Managers of the Portfolio as of December 31, 2018:

Name of Portfolio Manager	Dollar Range of Equity Securities in Managed Fund
Jason Wenk	$0
Derek Prusa	$0

Other Service Providers

Administrator

Pursuant to a Fund Services Agreement (the “Administration Service Agreement”), Gemini Fund Services, LLC (“GFS”), 80 Arkay Drive, Hauppauge, NY 11788 (the “Administrator”), acts as administrator for the Portfolio, subject to the supervision of the Board. GFS is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds. GFS is an affiliate of the Distributor. GFS may provide persons to serve as officers of the Portfolio. Such officers may be directors, officers or employees of GFS or its affiliates.

On February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including Northern Lights Distributors, LLC and Northern Lights Compliance Services, LLC (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

The Administration Service Agreement was initially approved by the Board, with respect to the Portfolio, at a meeting held on August 19, 2015. The Agreement shall remain in effect for 2 years from the date of the Portfolio’s commencement of operations, and subject to annual approval of the Board for one-year periods thereafter.  The Administration Service Agreement is terminable by the Board or GFS on 60 days’ prior written notice and may be assigned provided the non-assigning party provides prior written consent. This Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of GFS or reckless disregard of its obligations thereunder, GFS shall not be liable for any action or failure to act in accordance with its duties thereunder.

Under the Administration Service Agreement, GFS provides facilitating administrative services, including:  (i) providing services of persons competent to perform such administrative and clerical functions as are necessary to provide effective administration of the Portfolio; (ii) facilitating the performance of administrative and professional services to the Portfolio by others, including the Portfolio’s

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Custodian; (iii) preparing, but not paying for, the periodic updating of the Portfolio’s Registration Statement, Prospectuses and Statement of Additional Information in conjunction with Portfolio counsel, including the printing of such documents for the purpose of filings with the SEC and state securities administrators, and preparing reports to the Portfolio’s shareholders and the SEC; (iv) preparing in conjunction with fund counsel, but not paying for, all filings under the securities or “Blue Sky” laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of the Portfolio and/or its shares under such laws; (v) preparing notices and agendas for meetings of the Board and minutes of such meetings in all matters required by the 1940 Act to be acted upon by the Board; and (vi) monitoring daily and periodic compliance with respect to all requirements and restrictions of the 1940 Act, the Internal Revenue Code and the Prospectus.

For services rendered to the Portfolio, by the Administrator, the Portfolio pays the Administrator the greater of an annual minimum fee or an asset based fee, which scales downward based upon net assets for fund administration, fund accounting and transfer agency services.

The following table shows the administrative service fees incurred by the Portfolio to the Administrator.

Fees incurred to the Administrator
Fiscal year ended December 31, 2018	$7,850
Fiscal year ended December 31, 2017	$7,531
Fiscal year ended December 31, 2016	$4,283

Fund Accounting

GFS, pursuant to the Administration Service Agreement, provides the Portfolio with accounting services, including:  (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the 1940 Act; (iii) production of the Portfolio’s listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return for the Portfolio; (vi) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Portfolio’s custodian or Adviser; and (vii) monitoring and evaluating daily income and expense accruals, and sales and redemptions of shares of the Portfolio. The Portfolio also pays the Administrator for any out-of-pocket expenses.

The table below shows the fund accounting fees incurred by the Portfolio to the Administrator.

Fees incurred to the Administrator
Fiscal year ended December 31, 2018	$2,197
Fiscal year ended December 31, 2017	$1,108
Fiscal year ended December 31, 2016	$219

Transfer Agent

GFS, 17645 Wright Street, Suite 200, Omaha, NE 68130, acts as transfer, dividend disbursing, and shareholder servicing agent for the Portfolio pursuant to a written agreement with the Portfolio. Under the agreement, GFS is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

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The table below shows the transfer agent fees incurred by the Portfolio to the Administrator.

Fees incurred to the Administrator
Fiscal year ended December 31, 2018	$2,638
Fiscal year ended December 31, 2017	$4,790
Fiscal year ended December 31, 2016	$2,045

Custodian

U.S. Bank, National Association, 1555 North River Center Drive, Milwaukee, WI 53212, serves as the custodian of the Portfolio’s assets pursuant to a Custody Agreement by and between the Custodian and the Trust on behalf of the Portfolio.  The Custodian’s responsibilities include safeguarding and controlling the Portfolio’s cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Portfolio’s investments. Pursuant to the Custody Agreement, the Custodian also maintains original entry documents and books of record and general ledgers; posts cash receipts and disbursements; and records purchases and sales based upon communications from the Adviser. The Portfolio may employ foreign sub-custodians that are approved by the Board to hold foreign assets.

Securities Lending Activities

Securities Finance Trust Company (“SFTC”) serves as the Portfolio’s securities lending agent pursuant to a Securities Lending Agency Agreement between SFTC and the Trust on behalf of the Portfolio.

The services provided by SFTC as securities lending agent are as follows: selection of securities to be loaned; locating borrowers previously approved by the Portfolio’s board; negotiation of loan terms; monitoring daily the value of the loaned securities and collateral; requiring additional collateral as necessary; investing cash collateral in accordance with the Portfolio’s instructions; marking to market cash collateral investments; maintaining custody of cash collateral investments; recordkeeping and account servicing; monitoring dividend activity and material proxy votes relating to loaned securities; transferring loaned securities; recalling loaned securities in accordance with the Portfolio’s instructions; and arranging for return of loaned securities to the Portfolio at loan termination.

Compliance Services

Northern Lights Compliance Services, LLC (“NLCS”), 17645 Wright Street, Suite 200 Omaha, NE 68130, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust as well as related compliance services pursuant to a consulting agreement between NLCS and the Trust. The Portfolio pays a compliance service fee to NLCS.

The table below shows the compliance service fees incurred by the Portfolio to NLCS.

Fees paid to NLCS
Fiscal year ended December 31, 2018	$9,818
Fiscal year ended December 31, 2017	$12,722
Fiscal year ended December 31, 2016	$3,417

Legal Counsel

Alston & Bird, LLP, 950 F Street NW, Washington, D.C. 20004, serves as counsel to the Trust.

Blank Rome LLP, 405 Lexington Avenue, New York, NY 10174, serves as counsel to the Independent Trustees.

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Independent Registered Public Accounting Firm

Cohen & Company, Ltd., 1350 Euclid Avenue, Suite 800, Cleveland, OH 44115, serves as the independent registered public accounting firm of the Portfolio.

Distribution of Portfolio Shares

Northern Lights Distributors, LLC, located at 17645 Wright Street, Suite 200, Omaha, NE 68130 (the “Distributor”) serves as the principal underwriter and national distributor for the shares of the Portfolio pursuant to an Underwriting Agreement with the Trust (the “Underwriting Agreement”). The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is a member of FINRA. The offering of the Portfolio’s shares is continuous. The Underwriting Agreement provides that the Distributor, as agent in connection with the distribution of Portfolio shares, will use reasonable efforts to facilitate the sale of the Portfolio’s shares.

The Underwriting Agreement has an initial term of two years and will continue in effect only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Portfolio’s outstanding voting securities and, in either case, by a majority of the trustees who are not parties to the Underwriting Agreement or “interested persons” (as defined in the 1940 Act) of any such party. The Underwriting Agreement is terminable without penalty by the Trust on behalf of the Portfolio on 60 days’ notice when authorized either by a majority vote of the Portfolio’s outstanding voting securities or by vote of a majority of the Board of Trustees, including a majority of the trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days’ notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

The following table sets forth the total compensation received by the Distributor from the Portfolio during the fiscal period ended December 31, 2018.

Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation
Class 1 shares	$0	$0	$0	*
The Distributor also receives 12b-1 fees from the Portfolio as described under the following section entitled “12b-1 Distribution Plan”.

12b-1 Distribution and Shareholder Servicing Plan

As noted in the Prospectus, The Trust, on behalf of the Portfolio, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the 1940 for the Portfolio’s Class 1 shares (the “Plan”), pursuant to which the Class 1 shares of the Portfolio is authorized to pay the Distributor as compensation for Distributor’s account maintenance under the Plan, a distribution and shareholder servicing fee of 1.00% of the average net assets of Class 1 shares. Such fees are to be paid by the Portfolio monthly, or at such other intervals as the Board shall determine. Such fees shall be based upon the Portfolio’s average daily net assets during the preceding month, and shall be calculated and accrued daily.

The Trust is required to provide a written report, at least quarterly to the Board of Trustees of the Trust, specifying in reasonable detail the amounts expended pursuant to the Plan and the purposes for which such expenditures were made.

The initial term of the Plan is one year and it will continue in effect from year to year thereafter, provided such continuance is specifically approved at least annually by a majority of the Board of Trustees of the Trust and a majority of the Trustees who are not “interested persons” of the Trust and do not have a direct

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or indirect financial interest in the Plan (“Rule 12b-1 Trustees”) by votes cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be terminated at any time by the Trust or the Portfolio by vote of a majority of the Rule 12b-1 Trustees or by vote of a majority of the outstanding voting Class 1 shares of the Portfolio. The Plan will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Plan may not be amended to increase materially the amount paid by the Portfolio, unless such amendment is approved by the vote of a majority of the outstanding voting securities of the Portfolio (as defined in the 1940 Act). All material amendments must be approved by a majority of the Board of Trustees of the Trust and a majority of the Rule 12b-1 Trustees by votes cast in person at a meeting called for the purpose of voting on the Plan. During the term of the Plan, the selection and nomination of non-interested Trustees of the Trust will be committed to the discretion of current non-interested Trustees. The Trust will preserve copies of the Plan, any related agreements, and all reports, for a period of not less than six years from the date of such document and for at least the first two years in an easily accessible place.

Any agreement related to the Plan will be in writing and provide that: (a) it may be terminated by the Trust or the Portfolio at any time upon sixty days' written notice, without the payment of any penalty, by vote of a majority of the respective Rule 12b-1 Trustees, or by vote of a majority of the outstanding voting securities of the Trust or the Portfolio; (b) it will automatically terminate in the event of its assignment (as defined in the 1940 Act); and (c) it will continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually by a majority of the Board and a majority of the Rule 12b-1 Trustees by votes cast in person at a meeting called for the purpose of voting on such agreement.

For the fiscal year ended December 31, 2018, the Portfolio paid the following allocated distribution fees:

Rule 12b-1 Expenditures Paid by the Portfolio During the Year Ended December 31, 2018
Total Dollars Allocated
Class 1 shares
Advertising/Marketing	None
Printing/Postage	None
Payment to Distributor	$2,314
Payment to dealers	$0
Compensation to sales personnel	None
Other	$0
Total	$2,314

Portfolio Transactions and Brokerage Allocation

Pursuant to the Advisory Agreement, the Adviser determines which securities are to be purchased and sold by the Portfolio and which broker-dealers are eligible to execute the Portfolio’s portfolio transactions. Purchases and sales of securities in the OTC market will generally be executed directly with a “market-maker” unless, in the opinion of the Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Portfolio will be effected through broker-dealers (including banks) that specialize in the types of securities that the Portfolio will be holding, unless better executions are available elsewhere. Dealers usually act as principal for their own accounts. Purchases from dealers will include a spread between the bid and the asked price. If the execution and price offered by more than one dealer are comparable, the order may be allocated to a dealer that has provided research or other services as discussed below.

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In placing portfolio transactions, the Adviser will use reasonable efforts to choose broker-dealers capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers that furnish or supply research and statistical information to the Adviser that they may lawfully and appropriately use in their investment advisory capacities, as well as provide other brokerage services in addition to execution services. The Adviser considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Advisory Agreement with the Portfolio, to be useful in varying degrees, but of indeterminable value.

It is the Portfolio’s general policy to first seek to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Portfolio.  Weight is currently not given to the ability of a broker-dealer to furnish brokerage and research services to the Portfolio or to the Adviser, even if the specific services are not directly useful to the Portfolio and may be useful to the Adviser in advising other clients.  The Adviser retains the right to update this policy. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Portfolio may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Adviser to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Adviser’s overall responsibilities to the Portfolio.

Investment decisions for the Portfolio may or may not be made independently from those of other client accounts of the Adviser. In certain instances, investment decisions will be made similar to other accounts managed. In the case where the Portfolio uses similar strategies, applicable procedures will be taken to ensure trading allocations will be handled fairly and abide by all appropriate rules and regulations. Nevertheless, it is possible that at times identical securities will be acceptable for both the Portfolio and one or more of such client accounts. In such event, the position of the Portfolio and such client account(s) in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts seek to acquire the same security as the Portfolio at the same time, the Portfolio may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Portfolio may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that the Portfolio is purchasing or selling, each day’s transactions in such security will be allocated between the Portfolio and all such client accounts in a manner deemed equitable by the Adviser, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Portfolio is concerned. In other cases, however, it is believed that the ability of the Portfolio to participate in volume transactions may produce better executions for the Portfolio. Notwithstanding the above, the Adviser may execute buy and sell orders for accounts and take action in performance of their duties with respect to any of their accounts that may differ from actions taken with respect to another account, so long as the Adviser shall, to the extent practical, allocate investment opportunities to accounts, including the Portfolio, over a period of time on a fair and equitable basis and in accordance with applicable law.

The Portfolio is required to identify any securities of its “regular brokers or dealers” that the Portfolio has acquired during its most recent fiscal year. The Portfolio is also required to identify any brokerage transactions during its most recent fiscal year that were directed to a broker because of research services

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provided, along with the amount of any such transactions and any related commissions paid by the Portfolio.

Brokers or dealers executing a portfolio transaction on behalf of the Portfolio may receive a commission in excess of the amount of commission another broker or dealer would have charged for executing the transaction if the Adviser determines in good faith that such commission is reasonable in relation to the value of brokerage, research and other services provided to the Portfolio. In allocating portfolio brokerage, the Adviser may select brokers or dealers who also provide brokerage, research and other services to other accounts over which the Adviser exercises investment discretion. Some of the services received as the result of Portfolio transactions may primarily benefit accounts other than the Portfolio, while services received as the result of portfolio transactions effected on behalf of those other accounts may primarily benefit the Portfolio.

The table below shows the broker commissions paid by the Portfolio during the years indicated.

Brokerage Commissions
Fiscal year ended December 31, 2018	$0
Fiscal year ended December 31, 2017	$437
Fiscal year ended December 31, 2016	$869

Portfolio Turnover

Although the Portfolio generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (i) the lesser of purchases or sales of portfolio securities for the fiscal year by (ii) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Portfolio’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to above-average transaction costs, could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income tax rates (currently as high as 37% for non-corporate taxpayers) and could increase brokerage commission costs. To the extent that the Portfolio experiences an increase in brokerage commissions due to a higher portfolio turnover rate, the performance of the Portfolio could be negatively impacted by the increased expenses incurred by the Portfolio and may result in a greater number of taxable transactions.

The following table shows the portfolio turnover rate for the Portfolio during the years indicated.

Portfolio Turnover
Fiscal year ended December 31, 2018	429%
Fiscal year ended December 31, 2017	293%
Fiscal year ended December 31, 2016	310%

Code of Ethics

The Portfolio, the Adviser, and the Distributor have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, personnel of the Adviser, and Distributor to invest in securities that may be purchased or held by the Portfolio.

Proxy Voting Procedures

The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Trust, which delegate the responsibility for voting proxies of securities held by the Portfolio to the Adviser and responsibility for voting proxies of securities held by the Portfolio to the Adviser, subject to the Board’s

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continuing oversight. The Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Portfolio and its shareholders. The Policies also require the Adviser to present to the Board, at least annually, the Adviser’s Proxy Policies and a record of each proxy voted by the Adviser on behalf of the Portfolio, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest. Notwithstanding this delegation of responsibilities, however, the Portfolio retains the right to vote proxies relating to its portfolio securities. A copy of the Adviser’s Proxy Voting Policies is attached hereto as Appendix B.

More Information. The actual voting records relating to portfolio securities during the 12-month period ended June 30 will be available without charge, upon request, by calling toll-free, 1-800-SEC-0330 or by accessing the SEC’s website at www.sec.gov.

Anti-Money Laundering Compliance Program

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.  The Trust’s CCO serves as its Anti-Money Laundering Compliance Officer.

Procedures to implement the Program include, but are not limited to, determining that the Portfolio’s Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a providing a complete and thorough review of all new opening account applications.  The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Trust may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

Portfolio Holdings Information

The Trust has adopted policies and procedures that govern the disclosure of the Portfolio’s portfolio holdings.  These policies and procedures are designed to ensure that such disclosure is in the best interests of Portfolio shareholders.

It is the Trust’s policy to:  (1) ensure that any disclosure of portfolio holdings information is in the best interest of Trust shareholders; (2) protect the confidentiality of portfolio holdings information; (3) have procedures in place to guard against personal trading based on the information; and (4) ensure that the disclosure of portfolio holdings information does not create conflicts between the interests of the Trust’s shareholders and those of the Trust’s affiliates.

The Portfolio discloses its portfolio holdings by mailing the annual and semi-annual reports to shareholders approximately sixty days after the end of the fiscal year and semi-annual period.  In addition, the Portfolio discloses its portfolio holdings reports on Forms N-CSR and Form N-Q sixty days after the end of each quarter/semi-annual period.

The Portfolio may choose to make portfolio holdings information available to rating agencies such as Lipper, Morningstar or Bloomberg earlier and more frequently on a confidential basis.

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Under limited circumstances, as described below, the Portfolio’s portfolio holdings may be disclosed to, or known by, certain third parties in advance of their filing with the Securities and Exchange Commission on Form N-CSR or Form N-Q.  In each case, a determination has been made that such advance disclosure is supported by a legitimate business purpose and that the recipient is subject to a duty to keep the information confidential.

The Adviser.  Personnel of the Adviser, including personnel responsible for managing the Portfolio’s portfolio, may have full daily access to portfolio holdings since that information is necessary in order for the Adviser to provide their management, administrative, and investment services to the Portfolio.  As required for purposes of analyzing the impact of existing and future market changes on the prices, availability, demand and liquidity of such securities, as well as for the assistance of portfolio managers in the trading of such securities, Adviser personnel may also release and discuss certain portfolio holdings with various broker-dealers.

Gemini Fund Services, LLC.  Gemini Fund Services, LLC is the transfer agent, fund accountant and administrator for the Portfolio; therefore, its personnel have full daily access to the Portfolio’s portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for the Trust.

Northern Lights Compliance Services, LLC. Northern Lights Compliance Services, LLC provides a consulting services to the Portfolio as well as related compliance services; therefore, its personnel have full daily access to the Portfolio’s portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for the Trust.

U.S. Bank, National Association. U.S. Bank, National Association is custodian for the Portfolio; therefore, its personnel have full daily access to the Portfolio’s portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for the Trust.

Cohen & Company, Ltd. is the Portfolio’s independent registered public accounting firm; therefore, its personnel have access to the Portfolio’s portfolio holdings in connection with auditing of the Portfolio’s annual financial statements and providing assistance and consultation in connection with SEC filings.

Alston & Bird, LLP.  Alston & Bird, LLP is counsel to the Trust; therefore, its personnel have access to the Portfolio’s portfolio holdings in connection with review of the Portfolio’s annual and semi-annual shareholder reports and SEC filings.

Blank Rome, LLP. Blank Rome, LLP is counsel to the Independent Trustees.

Additions to List of Approved Recipients

The Trust’s Chief Compliance Officer is the person responsible, and whose prior approval is required, for any disclosure of the Portfolio’s portfolio securities at any time or to any persons other than those described above.  In such cases, the recipient must have a legitimate business need for the information and must be subject to a duty to keep the information confidential. There are no ongoing arrangements in place with respect to the disclosure of portfolio holdings. In no event shall the Portfolio, the Adviser, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Portfolio’s portfolio holdings.

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Compliance With Portfolio Holdings Disclosure Procedures

The Trust’s Chief Compliance Officer will report periodically to the Board with respect to compliance with the Portfolio’s portfolio holdings disclosure procedures, and from time to time will provide the Board any updates to the portfolio holdings disclosure policies and procedures.

There is no assurance that the Trust’s policies on disclosure of portfolio holdings will protect the Portfolio from the potential misuse of holdings information by individuals or firms in possession of that information.

Determination of Net Asset Value

As indicated in the Prospectus under the heading "Net Asset Value," the net asset value ("NAV") of the Fund's shares, by class, is determined by dividing the total value of the Fund's portfolio investments and other assets, less any liabilities, by the total number of shares outstanding of the Fund, by class.

Generally, the Fund’s domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Fund’s fair value committee in accordance with procedures approved by the Board and as further described below. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the- counter market.

Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Short-term investments having a maturity of 60 days or less may be generally valued at amortized cost when it approximated fair value.

Exchange traded options are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the exchange on which such options are traded. Futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. Swap agreements and other derivatives are generally valued daily based upon quotations from market makers or by a pricing service in accordance with the valuation procedures approved by the Board.

Under certain circumstances, the Fund may use an independent pricing service to calculate the fair market value of foreign equity securities on a daily basis by applying valuation factors to the last sale price or the mean price as noted above. The fair market values supplied by the independent pricing service will generally reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or the value of other instruments that have a strong correlation to the fair-valued securities. The independent pricing service will also take into account the current relevant currency exchange rate. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities may trade on days when

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Fund shares are not priced, the value of securities held by the Fund can change on days when Fund shares cannot be redeemed or purchased. In the event that a foreign security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before the Fund’s calculation of NAV), the security will be valued at its fair market value as determined in good faith by the Fund’s fair value committee in accordance with procedures approved by the Board as discussed below. Without fair valuation, it is possible that short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that it will prevent dilution of the Fund’s NAV by short-term traders. In addition, because the Fund may invest in underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges, and these exchanges may trade on weekends or other days when the underlying ETFs do not price their shares, the value of these portfolio securities may change on days when you may not be able to buy or sell Fund shares.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

Fund shares are valued at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Fund normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of the security or the NAV determined earlier that day.

When market quotations are insufficient or not readily available, the Fund may value securities at fair value or estimate their value as determined in good faith by the Board or its designees, pursuant to procedures approved by the Board. Fair valuation may also be used by the Board if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one of more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Committee and Valuation Process. The fair value committee is composed of one of more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which

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may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser valuation based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Standards For Fair Value Determinations. As a general principle, the fair value of a security is the amount that the Fund might reasonably expect to realize upon its current sale. The Trust has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures ("ASC 820"). In accordance with ASC 820, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability, developed based on the best information available under the circumstances.

Various inputs are used in determining the value of the Portfolio's investments relating to ASC 820. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

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The fair value team takes into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of a portfolio manager of the Fund with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser (or sub-adviser) or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formulae produced by independent third parties and (vii) the liquidity or illiquidity of the market for the security.

Board of Trustees Determination. The Board of Trustees meets at least quarterly to consider the valuations provided by the fair value committee and to ratify the valuations made for the applicable securities. The Board of Trustees considers the reports provided by the fair value committee, including follow up studies of subsequent market-provided prices when available, in reviewing and determining in good faith the fair value of the applicable portfolio securities.

The Trust expects that the New York Stock Exchange (“NYSE”) will be closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Purchase of Shares

Orders for shares received by the Portfolio in good order prior to the close of business on the NYSE on each day during such periods that the NYSE is open for trading are priced at NAV per share computed as of the close of the regular session of trading on the NYSE. Orders received in good order after the close of the NYSE, or on a day it is not open for trading, are priced at the close of such NYSE on the next day on which it is open for trading at the next determined NAV or offering price per share.

Redemption of Shares

The Portfolio will redeem all or any portion of a shareholder’s shares in the Portfolio when requested in accordance with the procedures set forth in the “Redemptions” section of the Prospectus. Under the 1940 Act, a shareholder’s right to redeem shares and to receive payment therefore may be suspended at times:

(a) when the NYSE is closed, other than customary weekend and holiday closings;

(b) when trading on that exchange is restricted for any reason;

(c) when an emergency exists as a result of which disposal by the Portfolio of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Portfolio to fairly determine the value of its net assets, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) will govern as to whether the conditions prescribed in (b) or (c) exist; or

(d) when the SEC by order permits a suspension of the right to redemption or a postponement of the date of payment on redemption.

In case of suspension of the right of redemption, payment of a redemption request will be made based on the NAV next determined after the termination of the suspension.

Under section 72.1021(a) of the Texas Property Code, initial investors in the Fund who are Texas residents may designate a representative to receive notices of abandoned property in connection with Fund shares. Texas shareholders who wish to appoint a representative should notify the Trust’s Transfer Agent by writing to the address below to obtain a form for providing written notice to the Trust:

FormulaFolios US Equity Portfolio

c/o Gemini Fund Services, LLC

17645 Wright Street, Suite 200

Omaha, Nebraska 68130

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Tax Status

The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. All shareholders should consult a qualified tax advisor regarding their investment in the Portfolio.

The Portfolio has qualified and intends to continue to qualify and has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and intends to continue to so qualify, which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. By so qualifying, the Portfolio should not be subject to federal income or excise tax on its net investment income or net capital gain, which are distributed to shareholders in accordance with the applicable timing requirements. Net investment income and net capital gain of the Portfolio will be computed in accordance with Section 852 of the Code.

Net investment income is made up of dividends and interest less expenses. Net capital gain for a fiscal year is computed by taking into account any capital loss carryforward of the Portfolio. Capital losses incurred in tax years beginning after December 22, 2010 may be carried forward indefinitely and retain the character of the original loss. Under previously enacted laws, capital losses could be carried forward to offset any capital gains for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains it is probable that the amount offset will not be distributed to shareholders.

The Portfolio intends to distribute all of its net investment income, any excess of net short-term capital gains over net long-term capital losses, and any excess of net long-term capital gains over net short-term capital losses in accordance with the timing requirements imposed by the Code and therefore should not be required to pay any federal income or excise taxes. Distributions of net investment income and net capital gain will be made after June 30, the end of each fiscal year, and no later than December 31 of each year. Both types of distributions will be in shares of the Portfolio unless a shareholder elects to receive cash.

To be treated as a regulated investment company under Subchapter M of the Code, the Portfolio must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Portfolio’s assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the Portfolio’s assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer, two or more issuers which the Portfolio controls and which are determined to be engaged in the same or similar trades or businesses, or the securities of certain publicly traded partnerships.

If the Portfolio fails to qualify as a regulated investment company under Subchapter M of the Code in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such the Portfolio would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the

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rates generally applicable to corporations. Shareholders of the Portfolio generally would not be liable for income tax on the Portfolio’s net investment income or net realized capital gains in their individual capacities.

The Portfolio is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Portfolio’s ordinary income for the calendar year and at least 98.2% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to the Portfolio during the preceding calendar year. Under ordinary circumstances, the Portfolio expects to time its distributions so as to avoid liability for this tax.

For a discussion of the tax consequences to holders of variable life or annuity contracts, refer to the prospectuses or other documents you received when you purchased your variable life or variable annuity contracts. Variable life or variable annuity contracts purchased through insurance company separate accounts provide for the accumulation of all earnings from interest, dividends, and capital appreciation without current federal income tax liability for the owner. Depending on the variable annuity or variable life contract, distributions from the contract may be subject to ordinary income tax and, in addition, on distributions before age 59 1/2, a 10% penalty tax. Only the portion of a distribution attributable to income on the investment in the contract is subject to federal income tax. Investors should consult with competent tax advisors for a more complete discussion of possible tax consequences in a particular situation.

Other Reporting and Withholding Requirements. Payments to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a generally nonrefundable 30% withholding tax on income dividends paid by the Portfolio. FATCA withholding tax generally can be avoided: (a) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them. The Portfolio may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of the Portfolio fails to provide the Portfolio with appropriate certifications or other documentation concerning its status under FATCA.

Additional Diversification Requirement. In addition to the diversification requirements applicable to all regulated investment companies discussed above, the Code imposes certain diversification standards on the underlying assets of variable life or variable annuity contracts held in the Portfolio. The Code provides that a variable annuity contract shall not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the Treasury Department, adequately diversified. Disqualification of the variable life or variable annuity contract as such would result in immediate imposition of federal income tax on variable life or variable annuity contract owners with respect to earnings allocable to the contract. This liability would generally arise prior to the receipt of payments under the contract.

The Portfolio intends to comply, and continue to comply, with the diversification requirement imposed by Section 817(h) of the Code and the regulations thereunder on insurance company segregated asset (i.e., separate) accounts. This requirement places certain limitations on the assets of each insurance company separate account, and, because Section 817(h) and those regulations treat the assets of the Portfolio as assets of the related separate account of the Portfolio, that may be invested in securities of a single issuer.

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Specifically, the regulations require that, except as permitted by the “safe harbor” described below, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the total assets of the Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. government agency or instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements are satisfied and no more than 55% of the value of the account’s total assets are cash and cash items, U.S. government securities and securities of other registered investment companies. Failure of the Portfolio to satisfy the Section 817(h) requirements would result in taxation of the insurance company issuing the Contracts and treatment of the holders other than as described in the applicable Contract prospectus.

Treasury regulations provide that a variable annuity contract will be able to look through to the assets held by the Portfolio for the purpose of meeting the diversification test if the Portfolio meets certain requirements. The Portfolio will be managed in such a manner as to comply with the diversification requirements and to allow the variable annuity contracts to be treated as owning a proportionate share of the Portfolio’s assets. It is possible that in order to comply with the diversification requirements, less desirable investment decisions may be made which would affect the investment performance of the Portfolio.

The above discussion of the federal income tax treatment of the Portfolio assumes that all the insurance company accounts holding shares of the Portfolio are either segregated asset accounts underlying variable contracts as defined in Section 817(d) of the Code or the general account of an insurance company as defined in Section 816 of the Code. Additional tax consequences may apply to holders of variable contracts investing in the Portfolio if any of those contracts are not treated as annuity, endowment or life insurance contracts.

Under Treasury regulations, if a shareholder realizes a loss on a disposition of the Portfolio’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (such as an insurance company holding the separate accounts referenced in this SAI), the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of Portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company, such as the separate accounts that own shares of the Portfolio, are not excepted. This filing requirement applies even though, as a practical matter, any such loss would not reduce the taxable income of the insurance company holding the separate accounts. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies.

Shareholders should consult their tax advisors about the application of federal, state and local and foreign tax law in light of their particular situation.

Financial Statements

The financial statements of the Portfolio for the fiscal year ended December 31, 2018 and the independent registered public accounting firm’s report are incorporated herein by reference to the Portfolio’s Annual Report. These financial statements include the portfolio of investments, statement of assets and liabilities, statement of operations, statements of changes in net assets, financial highlights and notes to the financial statements. The Portfolio will provide the Portfolio’s Annual Report without charge upon request in writing or by calling the Portfolio at 1-855-907-3233.

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APPENDIX “A” RATINGS DEFINITIONS

Standard & Poor’s Issue Credit Rating Definitions

A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects Standard & Poor’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long term or short term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Short-Term Issue Credit Ratings

A-1

A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B

A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

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B-1

A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2

A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3

A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C

A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D

A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

SPUR (Standard & Poor’s Underlying Rating)

This is a rating of a stand-alone capacity of an issue to pay debt service on a credit-enhanced debt issue, without giving effect to the enhancement that applies to it. These ratings are published only at the request of the debt issuer/obligor with the designation SPUR to distinguish them from the credit-enhanced rating that applies to the debt issue. Standard & Poor’s maintains surveillance of an issue with a published SPUR.

Dual Ratings

Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

The ratings and other credit related opinions of Standard & Poor’s and its affiliates are statements of opinion as of the date they are expressed and not statements of fact or recommendations to purchase, hold, or sell any securities or make any investment decisions. Standard & Poor’s assumes no obligation to update any information following publication. Users of ratings and credit related opinions should not rely on them in making any investment decision. Standard &Poor’s opinions and analyses do not address the suitability of any security. Standard & Poor’s Financial Services LLC does not act as a fiduciary or an investment advisor. While Standard & Poor’s has obtained information from sources it believes to be reliable, Standard & Poor’s does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives. Ratings and credit related opinions may be changed, suspended, or withdrawn at any time.

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Active Qualifiers (Currently applied and/or outstanding)

i

This subscript is used for issues in which the credit factors, terms, or both, that determine the likelihood of receipt of payment of interest are different from the credit factors, terms or both that determine the likelihood of receipt of principal on the obligation. The ‘i’ subscript indicates that the rating addresses the interest portion of the obligation only. The ‘i’ subscript will always be used in conjunction with the ‘p’ subscript, which addresses likelihood of receipt of principal. For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

L

Ratings qualified with ‘L’ apply only to amounts invested up to federal deposit insurance limits.

p

This subscript is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation. The ‘p’ subscript indicates that the rating addresses the principal portion of the obligation only. The ‘p’ subscript will always be used in conjunction with the ‘i’ subscript, which addresses likelihood of receipt of interest. For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

pi

Ratings with a ‘pi’ subscript are based on an analysis of an issuer’s published financial information, as well as additional information in the public domain. They do not, however, reflect in-depth meetings with an issuer’s management and therefore may be based on less comprehensive information than ratings without a ‘pi’ subscript. Ratings with a ‘pi’ subscript are reviewed annually based on a new year’s financial statements, but may be reviewed on an interim basis if a major event occurs that may affect the issuer’s credit quality.

pr

The letters ‘pr’ indicate that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

preliminary

Preliminary ratings are assigned to issues, including financial programs, in the following circumstances.

—	Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions. Assignment of a final rating is conditional on the receipt and approval by Standard & Poor’s of appropriate documentation. Changes in the information provided to Standard & Poor’s could result in the assignment of a different rating. In addition, Standard & Poor’s reserves the right not to issue a final rating.

—	Preliminary ratings are assigned to Rule 415 Shelf Registrations. As specific issues, with defined terms, are offered from the master registration, a final rating may be assigned to them in accordance with Standard & Poor’s policies. The final rating may differ from the preliminary rating.

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t

This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

unsolicited

Unsolicited ratings are those credit ratings assigned at the initiative of Standard & Poor’s and not at the request of the issuer or its agents.

Inactive Qualifiers (No longer applied or outstanding)

*

This symbol indicated continuance of the ratings is contingent upon Standard & Poor’s receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows. Discontinued use in August 1998.

c

This qualifier was used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer’s bonds are deemed taxable. Discontinued use in January 2001.

q

A ‘q’ subscript indicates that the rating is based solely on quantitative analysis of publicly available information. Discontinued use in April 2001.

r

The ‘r’ modifier was assigned to securities containing extraordinary risks, particularly market risks, that are not covered in the credit rating. The absence of an ‘r’ modifier should not be taken as an indication that an obligation will not exhibit extraordinary non-credit related risks. Standard & Poor’s discontinued the use of the ‘r’ modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.

Local Currency and Foreign Currency Risks

Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

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Moody’s Credit Rating Definitions

Purpose

The system of rating securities was originated by John Moody in 1909. The purpose of Moody’s ratings is to provide investors with a simple system of gradation by which relative creditworthiness of securities may be noted.

Rating Symbols

Gradations of creditworthiness are indicated by rating symbols, with each symbol representing a group in which the credit characteristics are broadly the same. There are nine symbols as shown below, from that used to designate least credit risk to that denoting greatest credit risk:

Aaa Aa A Baa Ba B Caa Ca C

Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.

Absence of a Rating

Where no rating has been assigned or where a rating has been withdrawn, it may be for reasons unrelated to the creditworthiness of the issue.

Should no rating be assigned, the reason may be one of the following:

1. An application was not received or accepted.

2. The issue or issuer belongs to a group of securities or entities that are not rated as a matter of policy.

3. There is a lack of essential data pertaining to the issue or issuer.

4. The issue was privately placed, in which case the rating is not published in Moody’s publications.

Withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Changes in Rating

The credit quality of most issuers and their obligations is not fixed and steady over a period of time, but tends to undergo change. For this reason changes in ratings occur so as to reflect variations in the intrinsic relative position of issuers and their obligations.

A change in rating may thus occur at any time in the case of an individual issue. Such rating change should serve notice that Moody’s observes some alteration in creditworthiness, or that the previous rating did not fully reflect the quality of the bond as now seen. While because of their very nature, changes are to be expected more frequently among bonds of lower ratings than among bonds of higher ratings. Nevertheless, the user of bond ratings should keep close and constant check on all ratings — both high and low — to be able to note promptly any signs of change in status that may occur.

Limitations to Uses of Ratings*

Obligations carrying the same rating are not claimed to be of absolutely equal credit quality. In a broad sense, they are alike in position, but since there are a limited number of rating classes used in grading thousands of bonds, the symbols cannot reflect the same shadings of risk which actually exist.

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As ratings are designed exclusively for the purpose of grading obligations according to their credit quality, they should not be used alone as a basis for investment operations. For example, they have no value in forecasting the direction of future trends of market price. Market price movements in bonds are influenced not only by the credit quality of individual issues but also by changes in money rates and general economic trends, as well as by the length of maturity, etc. During its life even the highest rated bond may have wide price movements, while its high rating status remains unchanged.

The matter of market price has no bearing whatsoever on the determination of ratings, which are not to be construed as recommendations with respect to “attractiveness”. The attractiveness of a given bond may depend on its yield, its maturity date or other factors for which the investor may search, as well as on its credit quality, the only characteristic to which the rating refers.

Since ratings involve judgments about the future, on the one hand, and since they are used by investors as a means of protection, on the other, the effort is made when assigning ratings to look at “worst” possibilities in the “visible” future, rather than solely at the past record and the status of the present. Therefore, investors using the rating should not expect to find in them a reflection of statistical factors alone, since they are an appraisal of long-term risks, including the recognition of many non-statistical factors.

Though ratings may be used by the banking authorities to classify bonds in their bank examination procedure, Moody’s ratings are not made with these bank regulations in mind. Moody’s Investors Service’s own judgment as to the desirability or non-desirability of a bond for bank investment purposes is not indicated by Moody’s ratings.

Moody’s ratings represent the opinion of Moody’s Investors Service as to the relative creditworthiness of securities. As such, they should be used in conjunction with the descriptions and statistics appearing in Moody’s publications. Reference should be made to these statements for information regarding the issuer. Moody’s ratings are not commercial credit ratings. In no case is default or receivership to be imputed unless expressly stated.

*As set forth more fully on the copyright, credit ratings are, and must be construed solely as, statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities. Each rating or other opinion must be weighed solely as one factor in any investment decision made by or on behalf of any user of the information, and each such user must accordingly make its own study and evaluation of each security and of each issuer and guarantor of, and each provider of credit support for, each security that it may consider purchasing, selling or holding.

Short-Term Ratings

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

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Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

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Fitch’s National Credit Ratings

For those countries in which foreign and local currency sovereign ratings are below ‘AAA’, and where there is demand for such ratings, Fitch Ratings will provide National Ratings. It is important to note that each National Rating scale is unique and is defined to serve the needs of the local market in question.

The National Rating scale provides a relative measure of creditworthiness for rated entities only within the country concerned. Under this rating scale, a ‘AAA’ Long-Term National Rating will be assigned to the lowest relative risk within that country, which, in most but not all cases, will be the sovereign state.

The National Rating scale merely ranks the degree of perceived risk relative to the lowest default risk in that same country. Like local currency ratings, National Ratings exclude the effects of sovereign and transfer risk and exclude the possibility that investors may be unable to repatriate any due interest and principal repayments. It is not related to the rating scale of any other national market. Comparisons between different national scales or between an individual national scale and the international rating scale are therefore inappropriate and potentially misleading. Consequently they are identified by the addition of a special identifier for the country concerned, such as ‘AAA(arg)’ for National Ratings in Argentina.

In certain countries, regulators have established credit rating scales, to be used within their domestic markets, using specific nomenclature. In these countries, the agency’s National Short-Term Rating definitions for ‘F1+(xxx)’, ‘F1(xxx)’, ‘F2(xxx)’ and ‘F3(xxx)’ may be substituted by the regulatory scales, e.g. ‘A1+’, ‘A1’, ‘A2’ and ‘A3’. The below definitions thus serve as a template, but users should consult the individual scales for each country listed on the agency’s web-site to determine if any additional or alternative category definitions apply.

National Short-Term Credit Ratings

F1(xxx)
Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Under the agency’s National Rating scale, this rating is assigned to the lowest default risk relative to others in the same country. Where the liquidity profile is particularly strong, a “+” is added to the assigned rating.

F2(xxx)
Indicates a good capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F3(xxx)
Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

B(xxx)
Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

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C(xxx)
Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D(xxx)
Indicates actual or imminent payment default.

Notes to Long-Term and Short-Term National Ratings:

The ISO country code suffix is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies. For illustrative purposes, (xxx) has been used.

“+” or “-” may be appended to a National Rating to denote relative status within a major rating category. Such suffixes are not added to the ‘AAA(xxx)’ Long-Term National Rating category, to categories below ‘CCC(xxx)’, or to Short-Term National Ratings other than ‘F1(xxx)’.

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LONG-TERM RATINGS

Standard & Poor’s Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on Standard & Poor’s analysis of the following considerations:

—	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

—	Nature of and provisions of the obligation;

—	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA

An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA

An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A

An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB

An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

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BB

An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B

An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC

An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC

An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C

A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D

An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or minus (-)

The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR

This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

See active and inactive qualifiers following Standard & Poors Short-Term Issue Credit Ratings beginning on page A-3.

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Moody’s Long-Term Debt Ratings

Long-Term Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Moody’s Long-Term Rating Definitions:

Aaa

Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa

Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A

Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa

Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba

Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B

Obligations rated B are considered speculative and are subject to high credit risk.

Caa

Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca

Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C

Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

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Fitch’s National Long-Term Credit Ratings

AAA(xxx)
‘AAA’ National Ratings denote the highest rating assigned by the agency in its National Rating scale for that country. This rating is assigned to issuers or obligations with the lowest expectation of default risk relative to all other issuers or obligations in the same country.

AA(xxx)
‘AA’ National Ratings denote expectations of very low default risk relative to other issuers or obligations in the same country. The default risk inherent differs only slightly from that of the country’s highest rated issuers or obligations.

A(xxx)
‘A’ National Ratings denote expectations of low default risk relative to other issuers or obligations in the same country. However, changes in circumstances or economic conditions may affect the capacity for timely repayment to a greater degree than is the case for financial commitments denoted by a higher rated category.

BBB(xxx)
‘BBB’ National Ratings denote a moderate default risk relative to other issuers or obligations in the same country. However, changes in circumstances or economic conditions are more likely to affect the capacity for timely repayment than is the case for financial commitments denoted by a higher rated category.

BB(xxx)
‘BB’ National Ratings denote an elevated default risk relative to other issuers or obligations in the same country. Within the context of the country, payment is uncertain to some degree and capacity for timely repayment remains more vulnerable to adverse economic change over time.

B(xxx)
‘B’ National Ratings denote a significantly elevated default risk relative to other issuers or obligations in the same country. Financial commitments are currently being met but a limited margin of safety remains and capacity for continued timely payments is contingent upon a sustained, favorable business and economic environment. For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries.

CCC(xxx)
‘CCC’ National Ratings denote that default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

CC(xxx)
‘CC’ National Ratings denote that default of some kind appears probable.

C(xxx)
‘C’ National Ratings denote that default is imminent.

D(xxx)
‘D’ National Ratings denote an issuer or instrument that is currently in default.

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Notes to Long-Term and Short-Term National Ratings:

The ISO country code suffix is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies. For illustrative purposes, (xxx) has been used.

“+” or “-” may be appended to a National Rating to denote relative status within a major rating category. Such suffixes are not added to the ‘AAA(xxx)’ Long-Term National Rating category, to categories below ‘CCC(xxx)’, or to Short-Term National Ratings other than ‘F1(xxx)’.

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MUNICIPAL NOTE RATINGS

Standard & Poor’s Municipal Short-Term Note Ratings Definitions

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:

—	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

—	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1

Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2

Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3

Speculative capacity to pay principal and interest.

See active and inactive qualifiers following Standard & Poors Short-Term Issue Credit Ratings beginning on page A-3.

Moody’s US Municipal Short-Term Debt And Demand Obligation Ratings

Short-Term Debt Ratings

There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG 1

This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2

This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

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MIG 3

This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG

This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1

This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2

This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3

This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG

This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

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APPENDIX “B”

PROXY VOTING PROCEDURES

A.                  Responsibility of Advisor to Vote Proxies  - Advisor’s Proxy Voting Policies and Principles

Advisor’s proxy voting positions have been developed based on years of experience with proxy voting and corporate governance issues. These principles have been reviewed by various members of Advisor’s organization, including portfolio management, legal counsel, and Advisor’s officers. The Board of Managers of Advisor will approve the proxy voting policies and procedures annually.

B.                  How Advisor Votes Proxies - Fiduciary Considerations

Advisor does not consider recommendations from any other third party to be determinative of Advisor’s ultimate decision. As a matter of policy, the officers, directors and employees of Advisor will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.

C.                  Conflicts of Interest

All conflicts of interest will be resolved in the interests of the Advisory Clients. In situations where Advisor perceives a material conflict of interest, Advisor will disclose the conflict to the relevant Advisory Clients.  In these cases, the Advisor will defer to the voting recommendation of an independent third party provider of proxy services, send the proxy directly to the relevant Advisory Clients for a voting decision, or take such other action in good faith (in consultation with counsel) which would protect the interests of the Advisory Clients.

D.                 Weight Given Management Recommendations

One of the primary factors Advisor considers when determining the desirability of investing in a particular company is the quality and depth of that company’s management. Accordingly, the recommendation of management on any issue is a factor which Advisor considers in determining how proxies should be voted. However, Advisor does not consider recommendations from management to be determinative of Advisor’s ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company’s management. Each issue, however, is considered on its own merits, and Advisor will not support the position of a company’s management in any situation where it determines that the ratification of management’s position would adversely affect the investment merits of owning that company’s shares.

E.                  General Proxy Voting Guidelines

Advisor has adopted general guidelines for voting proxies as summarized below. Although these guidelines are to be followed as a general policy, in all cases each proxy will be considered based on the relevant facts and circumstances. These guidelines cannot provide an exhaustive list of all the issues that may arise nor can Advisor anticipate all future situations. Corporate governance issues are diverse and continually evolving and Advisor devotes significant time and resources to monitor these changes.

The following guidelines reflect what Advisor believes to be good corporate governance and behavior:

1.                   Board of Managers. The election of directors and an independent board are key to good corporate governance. Directors are expected to be competent individuals and they should be accountable and responsive to shareholders. Advisor supports an independent board of managers, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors.

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Advisor will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of managers. While generally in favor of separating Chairman and CEO positions, Advisor will review this issue on a case-by-case basis taking into consideration other factors including the company’s corporate governance guidelines and performance.

2.                   Ratification of Auditors. In light of several high profile accounting scandals, Advisor will closely scrutinize the role and performance of auditors. On a case-by-case basis, Advisor will examine proposals relating to non-audit relationships and non-audit fees. Advisor will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of accounting irregularities or negligence attributable to the auditors.

3.                   Management & Director Compensation. A company’s equity-based compensation plan should be in alignment with the shareholders’ long-term interests. Advisor evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable. Advisor will review on a case-by-case basis any shareholder proposals to adopt policies on expensing stock option plans, and will continue to closely monitor any future developments in this area.

4.                   Anti-Takeover Mechanisms and Related Issues. Advisor generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, Advisor conducts an independent review of each anti-takeover proposal.

5.                   Changes to Capital Structure. Advisor realizes that a company’s financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. Advisor will carefully review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. Advisor will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. Advisor will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. Advisor will review proposals seeking preemptive rights on a case-by-case basis.

6.                   Mergers and Corporate Restructuring. Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. Advisor will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.

7.                   Social and Corporate Policy Issues. As a fiduciary, Advisor is primarily concerned about the financial interests of its Advisory Clients. Advisor will generally give management discretion with regard to social, environmental and ethical issues although Advisor may vote in favor of those issues that are believed to have significant economic benefits or implications.

F.                   Proxy Procedures

The Advisor is fully cognizant of its responsibility to process proxies and maintain proxy records pursuant to SEC rules and regulations. In addition, Company understands its fiduciary duty to vote

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proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, Company will attempt to process every proxy it receives for all domestic and foreign proxies. However, there may be situations in which Company cannot vote proxies. For example, if the cost of voting a foreign proxy outweighs the benefit of voting, the Advisor may refrain from processing that vote. Additionally, the Advisor may not be given enough time to process the vote. For example, the Advisor may receive a meeting notice from the company too late, or may be unable to obtain a timely translation of the agenda. In addition, if Company has outstanding sell orders, the proxies for those meetings may not be voted in order to facilitate the sale of those securities. Although Company may hold shares on a company’s record date, should it sell them prior to the company’s meeting date, Company ultimately may decide not to vote those shares.

The following describes the standard procedures that are to be followed with respect to carrying out Company’s proxy policy:

  The Advisor will identify all Company Clients, maintain a list of those clients, and indicate those Company Clients who have delegated proxy voting authority to the Company. The Advisor will periodically review and update this list.
  In determining how to vote, the relevant portfolio manager(s) will consider the General Proxy Voting Guidelines set forth above, their in-depth knowledge of the company, and any readily available information and research about the company.
  The Advisor is responsible for maintaining the documentation that supports Company’s voting position. Such documentation will include, but is not limited to, any information provided by proxy service providers, and, especially as to non-routine, materially significant or controversial matters, memoranda describing the position it has taken, why that position is in the best interest of its Company Clients (including separate accounts such as ERISA accounts as well as mutual funds), an indication of whether it supported or did not support management and any other relevant information. Additionally, the Advisor may include documentation obtained from the research analyst, portfolio manager and/or legal counsel.
  The Advisor will prepare reports for each client that has requested a record of votes cast. The report will specify the proxy issues that have been voted for the client during the requested period and the position taken with respect to each issue. The Advisor will send one copy to the client, will retain a copy in the client’s file and will forward a copy to the appropriate portfolio manager.
  The Advisor will ensure that all required disclosure about proxy voting of the investment Advisory clients is made in such clients’ disclosure documents.
  Periodically, the Advisor will verify that:

▪  All annual proxies for the securities held by Company Clients have been received;

▪  Each proxy or a sample of proxies received has been voted in a manner consistent with these Procedures and the Proxy Voting Guidelines;

▪  Adequate disclosure has been made to clients and fund shareholders about the procedures and how proxies were voted; and timely filings were made with the SEC related to proxy voting.

G.                 Recordkeeping.

The Advisor is responsible for maintaining appropriate proxy voting records. Such records will include, but are not limited to, a copy of all materials returned to the issuer and/or its agent, the documentation described above, listings of proxies voted by issuer and by client, and any other relevant information.

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Northern Lights Fund Trust II

PART C

OTHER INFORMATION

ITEM 28.

EXHIBITS.

(a)(1)	Agreement and Declaration of Trust dated August 26, 2010.[3]
(a)(2)	Certificate of Trust as filed with the State of Delaware on August 26, 2010.[3]
(b)	By-Laws, effective as of August 26, 2010. [3]
(c)	Instruments Defining Rights of Security Holders. See Article III, “Shares” and Article V “Shareholders’ Voting Powers and Meetings” of the Registrant’s Agreement and Declaration of Trust. See also, Article II, “Meetings of Shareholders” of the Registrant’s By-Laws.
(d)(1)	Investment Advisory Agreement between the Registrant and Two Oaks Investment Management, LLC, with respect to Two Oaks Diversified Growth and Income Fund. [4]
(d)(2)	Investment Advisory Agreement between the Registrant and Advisors Preferred, LLC, with respect to Hundredfold Select Alternative Fund. [6]
(d)(3)	Investment Advisory Agreement between the Registrant and North Star Investment Management Corp., with respect to the North Star Opportunity Fund, North Star Dividend Fund, North Star Micro Cap Fund and North Star Bond Fund. [85]
(d)(4)	Amended Appendix A to the Investment Advisory Agreement between the Registrant and North Star Investment Management Corp., with respect to the North Star Opportunity Fund, North Star Dividend Fund, North Star Micro Cap Fund and North Star Bond Fund. 188
(d)(5)	Investment Advisory Agreement between the Registrant and Water Oak Advisors, LLC on behalf of WOA All Asset I and WOA US All Cap I. 152
(d)(6)	Investment Advisory Agreement between the Registrant and Kovitz Investment Group Partners, LLC, on behalf of the Al Frank Fund.180
(d)(7)	Investment Advisory Agreement between the Registrant and Linde Hansen & Co., LLC on behalf of the Linde Hansen Contrarian Value Fund. [22]
(d)(8)	Investment Advisory Agreement between the Registrant and Longboard Asset Management, LP on behalf of the Longboard Managed Futures Strategy Fund and Longboard Alternative Growth Fund.177
(d)(9)	Investment Advisory Agreement between the Registrant and KKM Financial, LLC on behalf of the Essential 40 Stock Fund (formerly, KKM Enhanced U.S. Equity Fund). 160
(d)(10)	Investment Advisory Agreement between the Registrant and Price Asset Management, LLC, with respect to PCS Commodity Strategy Fund. 134
(d)(11)	Investment Advisory Agreement between the Registrant and Balter Liquid Alternatives, LLC on behalf of the Balter L/S Small Cap Equity Fund, Balter European L/S Small Cap Fund and Balter Invenomic Fund. 155
(d)(12)	Amended Appendix A to the Investment Advisory Agreement between the Registrant and Balter Liquid Alternatives, LLC on behalf of the Balter L/S Small Cap Equity Fund, Balter European L/S Small Cap Fund and Balter Invenomic Fund. 188
(d)(13)	Investment Advisory Agreement between the Registrant and Orchard Capital Management, LLC on behalf of the Orchard Small Cap Value Fund. 123
(d)(14)	Investment Advisory Agreement between the Registrant and FormulaFolio Investments, LLC on behalf of the FormulaFolios US Equity Portfolio and the FormulaFolios US Equity Fund. 183
(d)(15)	Investment Advisory Agreement between the Registrant and Epsilon Asset Management on behalf of the Epsilon Sector-Balanced Fund. 159
(d)(16)	Investment Advisory Agreement between the Registrant and Innealta Capital, LLC on behalf of the Dynamic International Opportunity Fund, Dynamic U.S. Opportunity Fund, Acclivity Mid Cap Multi-Style Fund, Acclivity Small Cap Growth Fund and the Acclivity Small Cap Value Fund. 179
(d)(17)	Sub-advisory Agreement between Advisors Preferred, LLC and Hundredfold Advisors LLC with respect to the Hundredfold Select Alternative Fund and Hundredfold Select Equity Fund.[9]
(d)(18)	Sub-advisory Agreement between Balter Liquid Alternatives, LLC and Midwood Capital Management, LLC with respect to the Balter L/S Small Cap Equity Fund (formerly, Balter Long/Short Equity Fund). 108
(d)(19)	Sub-advisory Agreement between Balter Liquid Alternatives, LLC and Millrace Asset Group, Inc. with respect to the Balter L/S Small Cap Equity Fund (formerly, Balter Long/Short Equity Fund). 108
(d)(20)	Sub-advisory Agreement between Balter Liquid Alternatives, LLC and S.W. Mitchell Capital, L.L.P. with respect to the Balter European L/S Small Cap Fund. 147
(d)(21)	Sub-advisory Agreement between Balter Liquid Alternatives, LLC and 12th Street Asset Management Company, LLC with respect to the Balter L/S Small Cap Equity Fund (formerly, Balter Long/Short Equity Fund). 127
(d)(22)	Sub-advisory Agreement between Balter Liquid Alternatives, LLC and Intrinsic Edge Capital Management, LLC with respect to the Balter L/S Small Cap Equity Fund (formerly, Balter Long/Short Equity Fund). 147
(d)(23)	Sub-advisory Agreement between Balter Liquid Alternatives, LLC and Invenomic Capital Management, LP with respect to the Balter Invenomic Fund. 156
(d)(24)	Agreement and Plan of Reorganization by and among Advisors Series Trust, with respect to the Al Frank Fund and Al Frank Dividend Value Fund, each a separate series of Advisors Series Trust, the Registrant, on behalf of the Al Frank Fund and Al Frank Dividend Value Fund, each a separate series of the Registrant, and Al Frank Asset Management, Inc. dated January 18, 2013.[2]
(d)(25)	Agreement and Plan of Reorganization by and among Professionally Managed Portfolios, with respect to the Balter Long/Short Equity Fund, a separate series of Professionally Managed Portfolios, the Registrant, on behalf of the Balter Long/Short Equity Fund, a separate series of the Registrant, and Balter Liquid Alternatives, LLC dated June 24, 2015.108
(d)(26)	Agreement and Plan of Reorganization by and among S. W. Mitchell Small Cap European Fund L.P., Mitchell (general Partner II) Inc., Northern Lights Fund Trust II on behalf of its series the Balter European L/S Small Cap Fund and Balter Liquid Alternatives, LLC dated December 31, 2015. [2]
(d)(27)	Agreement and Plan of Reorganization dated April 21, 2017 with respect to the reorganization of the Al Frank Dividend Value Fund into the Al Frank Fund. 154
(d)(28)	Master Securities Loan Agreement between AFAM Capital, Inc., Morgan Stanley & Co., LLC and MS Securities Services, Inc.[45]
(e)(1)	Underwriting Agreement between the Registrant and Northern Lights Distributors LLC.187
(e)(2)	Underwriting Agreement between the Registrant and Ceros Financial Services, Inc. on behalf of the Hundredfold Select Alternative Fund and Hundredfold Select Equity Fund. [10]
(f)	Bonus or Profit Sharing Contracts - Not Applicable
(g)(1)	Custody Agreement between the Registrant and The Bank of New York Mellon. [4]
(g)(2)	Custody Agreement between the Registrant and U.S. Bank, N.A., on behalf of Hundredfold Select Alternative Fund and Hundredfold Select Equity Fund.[5]
(g)(3)	Custody Agreement between the Registrant and MUFG Union Bank, N.A. [15]
(g)(4)	Custody Agreement between the Registrant and U.S. Bank, N.A., on behalf of the Al Frank Fund.[46]
(g)(5)	Addendum dated November 10, 2015 to the Custody Agreement dated May 26, 2015 between the Registrant and U.S. Bank, N.A., to add the FormulaFolios US Equity Portfolio and the FormulaFolios US Equity Fund. 118
(g)(6)	Fourth Amendment, effective June 1, 2017, to the Custody Agreement dated May 26, 2015 between the Registrant and U.S. Bank, N.A., on behalf of the Balter L/S Small Cap Equity Fund, Balter European L/S Small Cap Fund, and Balter Invenomic Fund. 155
(g)(7)	Custody Agreement between the Registrant and U.S. Bank, N.A on behalf of the Epsilon Sector-Balanced Fund. 159
(h)(1)	Master Fund Services Agreement between the Registrant and Gemini Fund Services, LLC dated May 17, 2011.137
(h)(2)	Amendment dated July 13, 2016 to the Master Fund Services Agreement between the Registrant and Gemini Fund Services, LLC dated May 17, 2011. 137
(h)(3)	Second Amendment dated June 1, 2018 to the Master Fund Services Agreement between the Registrant and Gemini Fund Services, LLC dated May 17, 2011.177
(h)(4)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the Two Oaks Diversified Growth and Income Fund.[4]
(h)(5)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of Hundredfold Select Alternative Fund and Hundredfold Select Equity Fund. [5]
(h)(6)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of North Star Opportunity Fund, North Star Dividend Fund, North Star Micro Cap Fund and North Star Bond Fund.[85]
(h)(7)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of WOA All Asset I and WOA US All Cap Fund I. 157
(h)(8)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the Al Frank Fund. [75]
(h)(9)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the Linde Hansen Contrarian Value Fund.[22]
(h)(10)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the Longboard Managed Futures Strategy Fund. [35]
(h)(11)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the Essential 40 Stock Fund (formerly, KKM Enhanced U.S. Equity Fund). [76]
(h)(12)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the PCS Commodity Strategy Fund. [85]
(h)(13)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the Longboard Alternative Growth Fund (formerly, Longboard Long/Short Fund). [94]
(h)(14)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the Balter L/S Small Cap Equity Fund, Balter European L/S Small Cap Fund and Balter Invenomic Fund. 156
(h)(15)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the Orchard Small Cap Value Fund. 123
(h)(16)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the FormulaFolios US Equity Portfolio and the FormulaFolios US Equity Fund. 118
(h)(17)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the Epsilon Sector-Balanced Fund. 159
(h)(18)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the Dynamic U.S. Opportunity Fund, Dynamic International Opportunity Fund, Acclivity Mid Cap Multi-Style Fund, Acclivity Small Cap Growth Fund and the Acclivity Small Cap Value Fund. 179
(h)(19)	Expense Limitation Agreement between the Registrant, with respect to Two Oaks Diversified Growth and Income Fund. [4]
(h)(20)	Expense Limitation Agreement between the Registrant, with respect to North Star Opportunity Fund, North Star Dividend Fund, North Star Micro Cap Fund and North Star Bond Fund.[85]
(h)(21)	Amended Appendix A to the Expense Limitation Agreement between the Registrant, with respect to North Star Opportunity Fund, North Star Dividend Fund, North Star Micro Cap Fund and North Star Bond Fund. 188
(h)(22)	Expense Limitation Agreement between the Registrant, with respect to WOA All Asset I. [16]
(h)(23)	Expense Limitation Agreement between the Registrant, with respect to the Dynamic U.S. Opportunity Fund and the Dynamic International Opportunity Fund, Acclivity Mid Cap Multi-Style Fund, Acclivity Small Cap Growth Fund and the Acclivity Small Cap Value Fund. 179
(h)(24)	Expense Limitation Agreement between the Registrant, with respect to the Linde Hansen Contrarian Value Fund.[38]
(h)(25)	Expense Limitation Agreement between the Registrant, with respect to the Al Frank Fund.181
(h)(26)	Expense Limitation Agreement between the Registrant, with respect to the Essential 40 Stock Fund (formerly, KKM Enhanced U.S. Equity Fund). 160
(h)(27)	Expense Limitation Agreement between the Registrant, with respect to the PCS Commodity Strategy Fund.134
(h)(28)	Expense Limitation Agreement between the Registrant, with respect to the Balter L/S Small Cap Equity Fund, Balter European L/S Small Cap Fund and the Balter Invenomic Fund.155
(h)(29)	Amended Appendix A to the Expense Limitation Agreement between the Registrant, with respect to the Balter L/S Small Cap Equity Fund, Balter European L/S Small Cap Fund and the Balter Invenomic Fund. 188
(h)(30)	Expense Limitation Agreement between the Registrant, with respect to the Orchard Small Cap Value Fund. 123
(h)(31)	Expense Limitation Agreement between the Registrant, with respect to the FormulaFolios US Equity Portfolio and the FormulaFolios US Equity Fund. 183
(h)(32)	Expense Limitation Agreement between the Registrant, with respect to WOA US All Cap I. 152
(h)(33)	Expense Limitation Agreement between the Registrant, with respect to Epsilon Sector-Balanced Fund.159
(h)(34)	Consulting Agreement between the Registrant and Northern Lights Compliance Services, LLC.152
(h)(35)	Shareholder Services Plan on behalf of the Hundredfold Select Alternative Fund, Investor Class Shares.[42]
(h)(36)	Shareholder Services Plan on behalf of the Balter Invenomic Fund. 188
(h)(37)	Shareholder Services Plan on behalf of the Balter European L/S Small Cap Fund and the Balter L/S Small Cap Equity Fund. 188
(i)(1)	Opinion of Alston & Bird LLP regarding the Hundredfold Select Alternative Fund. 181
(i)(2)	Opinion of Alston & Bird LLP regarding the North Star Opportunity Fund, North Star Dividend Fund, North Star Micro Cap Fund and North Star Bond Fund. 187
(i)(3)	Opinion of Alston & Bird LLP regarding the Dynamic U.S. Opportunity Fund and the Dynamic International Opportunity Fund. 185
(i)(4)	Opinion of Alston & Bird LLP regarding the Linde Hansen Contrarian Value Fund.184
(i)(5)	Opinion of Alston & Bird LLP regarding the WOA All Asset I. 175
(i)(6)	Opinion of Alston & Bird LLP regarding the Longboard Managed Futures Strategy Fund and Longboard Alternative Growth Fund. 177
(i)(7)	Opinion of Alston & Bird LLP regarding the Two Oaks Diversified Growth and Income Fund. 176
(i)(8)	Opinion of Alston & Bird LLP regarding the Al Frank Fund.174
(i)(9)	Opinion of Alston & Bird LLP regarding the Essential 40 Stock Fund (formerly, KKM Enhanced U.S. Equity Fund). 178
(i)(10)	Opinion of Alston & Bird LLP regarding the PCS Commodity Strategy Fund.180
(i)(11)	Opinion of Alston & Bird LLP regarding the, Balter European L/S Small Cap Fund, Balter Invenomic Fund and the Balter L/S Small Cap Equity Fund. 182
(i)(12)	Opinion of Alston & Bird LLP regarding the Orchard Small Cap Value Fund. 186
(i)(13)	Opinion of Alston & Bird LLP regarding the FormulaFolios US Equity Fund. 183
(i)(14)	Opinion of Alston & Bird LLP regarding the FormulaFolios US Equity Portfolio. [1]
(i)(15)	Opinion of Alston & Bird LLP regarding the WOA US All Cap. 146
(i)(16)	Opinion of Alston & Bird LLP regarding the Epsilon Sector-Balanced Fund. 159
(i)(17)	Opinion of Alston & Bird LLP regarding the Acclivity Mid Cap Multi-Style Fund, Acclivity Small Cap Growth Fund and the Acclivity Small Cap Value Fund. 179
(i)(18)	Opinion of Alston & Bird LLP regarding the Balter Invenomic Fund. 188
(i)(19)	Consent of Alston & Bird LLP.[1]
(j)(1)	Consent of Cohen & Company, Ltd. with respect to the Two Oaks Diversified Growth and Income Fund.176
(j)(2)	Consent of Cohen & Company, Ltd with respect to Hundredfold Select Alternative Fund.181
(j)(3)	Consent of RSM US LLP with respect to North Star Bond Fund, North Star Opportunity Fund, North Star Micro Cap Fund and North Star Dividend Fund.183
(j)(4)	Consent of Tait, Weller & Baker, LLP with respect to WOA All Asset I.175
(j)(5)	Consent of BBD, LLP with respect to the Dynamic U.S. Opportunity Fund and the Dynamic International Opportunity Fund. 185
(j)(6)	Consent of BBD, LLP with respect to the Linde Hansen Contrarian Value Fund.184
(j)(7)	Consent of Ernst & Young LLP with respect to Hundredfold Select Alternative Fund and Hundredfold Select Equity Fund. [28]
(j)(8)	Consent of RSM US LLP with respect to the Longboard Managed Futures Strategy Fund and Longboard Alternative Growth Fund.177
(j)(9)	Consent of Tait, Weller & Baker LLP with respect to the Al Frank Fund and Al Frank Dividend Value Fund.[49]
(j)(10)	Consent of BBD, LLP with respect to the Al Frank Fund.174
(j)(11)	Consent of RSM US LLP with respect to the Essential 40 Stock Fund (formerly, KKM Enhanced U.S. Equity Fund). 178
(j)(12)	Consent of RSM US LLP with respect to the PCS Commodity Strategy Fund. 180
(j)(13)	Consent of Tait, Weller & Baker LLP with respect to the Balter European L/S Small Cap Fund, Balter Invenomic Fund and the Balter L/S Small Cap Equity Fund. 182
(j)(14)	Consent of BBD LLP with respect to the Orchard Small Cap Value Fund. 186
(j)(15)	Consent of Cohen & Company, Ltd. with respect to the FormulaFolios US Equity Fund. 183
(j)(16)	Consent of Cohen & Company, Ltd. with respect to the FormulaFolios US Equity Portfolio. [1]
(j)(17)	Consent of Grant Thornton with respect to the schedule of investments for the S.W. Mitchell Small Cap European Fund L.P.119
(j)(18)	Consent of BDO with respect to the Tiburon Credit Opportunities Master Fund, Ltd for the period ended December 31, 2014. 120
(j)(19)	Consent of BDO with respect to the Tiburon Credit Opportunities master Fund, Ltd for the period ended December 31, 2013. 120
(j)(20)	Consent of Tait, Weller & Baker, LLP with respect to WOA US All Cap. 146
(j)(21)	Consent of Cohen & Company, Ltd. on behalf of the Epsilon Sector-Balanced Fund. 159
(j)(22)	Consent of BBD, LLP with respect to the Acclivity Mid Cap Multi-Style Fund, Acclivity Small Cap Growth Fund and the Acclivity Small Cap Value Fund. 179
(j)(23)	Consent of Tait, Weller & Baker LLP with respect to the Balter Invenomic Fund. 188
(j)(24)	Power of Attorney. 155
(k)	Omitted Financial Statements - Not Applicable.
(l)	Initial Capital Agreements - Not Applicable.
(m)(1)	Class A Master Distribution and Shareholder Services Plan Pursuant to Rule 12b-1. 154
(m)(2)	Class C Master Distribution and Shareholder Services Plan Pursuant to Rule 12b-1. 154
(m)(3)	Class I Master Distribution and Shareholder Services Plan Pursuant to Rule 12b-1. 156
(m)(4)	Class N Master Distribution and Shareholder Services Plan Pursuant to Rule 12b-1. 179
(m)(5)	Class R Master Distribution and Shareholder Services Plan Pursuant to Rule 12b-1. 154
(m)(6)	Investor Class Master Distribution and Shareholder Services Plan Pursuant to Rule 12b-1. 156
(m)(7)	Service Class Master Distribution and Shareholder Services Plan Pursuant to Rule 12b-1. [46]
(m)(8)	Shareholder Servicing Plan and Agreement on behalf of the Balter L/S Small Cap Equity Fund (formerly the Balter Long/Short Equity Fund), Balter European L/S Small Cap Fund and Balter Invenomic Fund.155
(n)	Rule 18f-3 Plan, as amended July 24, 2018.179
(p)(1)	Code of Ethics of Northern Lights Distributors, LLC.[4]
(p)(2)	Code of Ethics of Two Oaks Investment Management, LLC.[4]
(p)(3)	Code of Ethics of Advisors Preferred LLC.[4]
(p)(4)	Code of Ethics for Hundredfold Advisors, LLC. [5]
(p)(5)	Code of Ethics for North Star Investment Management Corp.[7]
(p)(6)	Code of Ethics for Water Oak Advisors LLC. [9]
(p)(7)	Code of Ethics for Linde Hansen & Co., LLC. [16]
(p)(8)	Code of Ethics for Longboard Asset Management, LP. 115
(p)(9)	Code of Ethics for Ceros Financial Services, Inc.[42]
(p)(10)	Code of Ethics for KKM Financial, LLC. [74]
(p)(11)	Code of Ethics for Price Asset Management, LLC [81]
(p)(12)	Code of Ethics for Balter Liquid Alternatives, LLC, Midwood Capital Management, LLC and Invenomic Capital Management, LP. 155
(p)(13)	Code of Ethics for Millrace Asset Group Inc.108
(p)(14)	Code of Ethics for Orchard Capital Management, LLC. 116
(p)(15)	Code of Ethics for FormulaFolio Investments, LLC. 116
(p)(16)	Code of Ethics for S.W. Mitchell Capital, L.L.P. 116
(p)(17)	Code of Ethics for 12th Street Asset Management Company, LLC. 127
(p)(18)	Code of Ethics for Intrinsic Edge Capital Management. 144
(p)(19)	Code of Ethics for Epsilon Asset Management. 159
(p)(20)	Code of Ethics for Innealta Capital, LLC. 172
(p)(21)	Code of Ethics for Kovitz Investment Group Partners, LLC 180

1 Is filed herewith.

2 To be filed by subsequent amendment.

3 Previously filed on June 16, 2011 in the Registrant's Registration Statement on Form N-1A, and hereby incorporated by reference.

4 Previously filed on June 28, 2011 in the Registrant's Pre-Effective Amendment No. 2, and hereby incorporated by reference.

5 Previously filed on August 3, 2011 in the Registrant's Proxy/Registration Statement on Form N-14, and hereby incorporated by reference.

6 Previously filed on August 3, 2011 in the Registrant's Post-Effective Amendment No. 2, and hereby incorporated by reference.

7 Previously filed on August 19, 2011 in the Registrant's Post-Effective Amendment No. 3, and hereby incorporated by reference.

8 Previously filed on August 26, 2011 in the Registrant's Post-Effective Amendment No. 4, and hereby incorporated by reference.

9 Previously filed on September 20, 2011 in the Registrant's Post-Effective Amendment No. 5, and hereby incorporated by reference.

10 Previously filed on October 3, 2011 in the Registrant's Post-Effective Amendment No. 9, and hereby incorporated by reference.

11 Previously filed on October 27, 2011 in the Registrant's Post-Effective Amendment No. 12, and hereby incorporated by reference.

12 Previously filed on October 27, 2011 in the Registrant's Post-Effective Amendment No. 13, and hereby incorporated by reference.

13 Previously filed on November 2, 2011 in the Registrant's Post-Effective Amendment No. 14, and hereby incorporated by reference.

14Previously filed on November 17, 2011 in the Registrant's Post-Effective Amendment No. 18 and hereby incorporated by reference.

15Previously filed on November 22, 2011 in the Registrant's Post-Effective Amendment No. 20 and hereby incorporated by reference.

16Previously filed on December 14, 2011 in the Registrant's Post-Effective Amendment No. 24 and hereby incorporated by reference.

17 Previously filed on December 19, 2011 in the Registrant's Post-Effective Amendment No. 25 and hereby incorporated by reference.

18Previously filed on December 20, 2011 in the Registrant's Post-Effective Amendment No. 27 and hereby incorporated by reference.

19Previously filed on January 4, 2012 in the Registrant's Post-Effective Amendment No. 29 and hereby incorporated by reference.

20Previously filed on January 10, 2012 in the Registrant's Post-Effective Amendment No. 31 and hereby incorporated by reference.

21Previously filed on January 10, 2012 in the Registrant's Post-Effective Amendment No. 32 and hereby incorporated by reference.

22Previously filed on January 27, 2012 in the Registrant's Post-Effective Amendment No. 34 and hereby incorporated by reference.

23Previously filed on February 2, 2012 in the Registrant's Post-Effective Amendment No. 37 and hereby incorporated by reference.

24Previously filed on February 7, 2012 in the Registrant's Post-Effective Amendment No. 39 and hereby incorporated by reference.

25Previously filed on February 10, 2012 in the Registrant's Post-Effective Amendment No. 40 and hereby incorporated by reference.

26Previously filed on March 8, 2012 in the Registrant's Post-Effective Amendment No. 45 and hereby incorporated by reference.

27Previously filed on March 9, 2012 in the Registrant's Post-Effective Amendment No. 46 and hereby incorporated by reference.

28Previously filed on March 13, 2012 in the Registrant's Post-Effective Amendment No. 47 and hereby incorporated by reference.

29Previously filed on March 23, 2012 in the Registrant's Post-Effective Amendment No. 51 and hereby incorporated by reference.

30Previously filed on March 27, 2012 in the Registrant's Post-Effective Amendment No. 52 and hereby incorporated by reference.

31Previously filed on April 12, 2012 in the Registrant's Post-Effective Amendment No. 56 and hereby incorporated by reference.

32Previously filed on April 17, 2012 in the Registrant's Post-Effective Amendment No. 57 and hereby incorporated by reference.

33Previously filed on May 15, 2012 in the Registrant's Post-Effective Amendment No. 62 and hereby incorporated by reference.

34Previously filed on May 25, 2012 in the Registrant's Post-Effective Amendment No. 65 and hereby incorporated by reference.

35Previously filed on June 19, 2012 in the Registrant's Post-Effective Amendment No. 68 and hereby incorporated by reference.

36Previously filed on June 28, 2012 in the Registrant's Post-Effective Amendment No. 69 and hereby incorporated by reference.

37Previously filed on July 27, 2012 in the Registrant's Post-Effective Amendment No. 73 and hereby incorporated by reference.

38Previously filed on August 17, 2012 in the Registrant's Post-Effective Amendment No. 75 and hereby incorporated by reference.

39Previously filed on September 20, 2012 in the Registrant's Post-Effective Amendment No. 78 and hereby incorporated by reference.

40Previously filed on October 19, 2012 in the Registrant's Post-Effective Amendment No. 81 and hereby incorporated by reference.

41Previously filed on November 9, 2012 in the Registrant's Post-Effective Amendment No. 86 and hereby incorporated by reference.

42Previously filed on December 28, 2012 in the Registrant's Post-Effective Amendment No. 88 and hereby incorporated by reference.

43Previously filed on January 17, 2013 in the Registrant's Post-Effective Amendment No. 91 and hereby incorporated by reference.

44Previously filed on January 30, 2013 in the Registrant's Post-Effective Amendment No. 92 and hereby incorporated by reference.

45Previously filed on February 1, 2013 in the Registrant's Post-Effective Amendment No. 93 and hereby incorporated by reference.

46Previously filed on March 22, 2013 in the Registrant's Post-Effective Amendment No. 95 and hereby incorporated by reference.

47Previously filed on March 28, 2013 in the Registrant's Post-Effective Amendment No. 96 and hereby incorporated by reference.

48Previously filed on April 17, 2013 in the Registrant's Post-Effective Amendment No. 99 and hereby incorporated by reference.

49Previously filed on April 30, 2013 in the Registrant's Post-Effective Amendment No. 101 and hereby incorporated by reference.

50Previously filed on June 7, 2013 in the Registrant's Post-Effective Amendment No. 103 and hereby incorporated by reference.

51Previously filed on June 25, 2013 in the Registrant's Post-Effective Amendment No. 105 and hereby incorporated by reference.

52Previously filed on July 29, 2013 in the Registrant's Post-Effective Amendment No. 109 and hereby incorporated by reference.

53Previously filed on September 3, 2013 in the Registrant's Post-Effective Amendment No. 112 and hereby incorporated by reference.

54Previously filed on September 19, 2013 in the Registrant's Post-Effective Amendment No. 115 and hereby incorporated by reference.

55Previously filed on September 26, 2013 in the Registrant's Post-Effective Amendment No. 117 and hereby incorporated by reference.

56Previously filed on September 30, 2013 in the Registrant's Post-Effective Amendment No. 118 and hereby incorporated by reference.

57Previously filed on November 18, 2013 in the Registrant's Post-Effective Amendment No. 123 and hereby incorporated by reference.

58Previously filed on December 17, 2013 in the Registrant's Post-Effective Amendment No. 125 and hereby incorporated by reference.

59Previously filed on December 27, 2013 in the Registrant's Post-Effective Amendment No. 127 and hereby incorporated by reference.

60Previously filed on December 27, 2013 in the Registrant's Post-Effective Amendment No. 128 and hereby incorporated by reference.

61Previously filed on December 30, 2013 in the Registrant's Post-Effective Amendment No. 131 and hereby incorporated by reference.

62Previously filed on January 13, 2014 in the Registrant's Post-Effective Amendment No. 134 and hereby incorporated by reference.

63Previously filed on January 13, 2014 in the Registrant's Post-Effective Amendment No. 135 and hereby incorporated by reference.

64Previously filed on March 14, 2014 in the Registrant's Post-Effective Amendment No. 138 and hereby incorporated by reference

65Previously filed on March 26, 2014 in the Registrant's Post-Effective Amendment No. 141 and hereby incorporated by reference.

66Previously filed on March 26, 2014 in the Registrant's Post-Effective Amendment No. 142 and hereby incorporated by reference.

67Previously filed on March 27, 2014 in the Registrant's Post-Effective Amendment No. 143 and hereby incorporated by reference

68Previously filed on March 27, 2014 in the Registrant's Post-Effective Amendment No. 144 and hereby incorporated by reference

69Previously filed on March 27, 2014 in the Registrant's Post-Effective Amendment No. 145 and hereby incorporated by reference

70Previously filed on March 28, 2014 in the Registrant's Post-Effective Amendment No. 146 and hereby incorporated by reference.

71Previously filed on March 28, 2014 in the Registrant's Post-Effective Amendment No. 147 and hereby incorporated by reference.

72Previously filed on April 30, 2014 in the Registrant's Post-Effective Amendment No. 149 and hereby incorporated by reference.

73Previously filed on April 30, 2014 in the Registrant's Post-Effective Amendment No. 150 and hereby incorporated by reference.

74Previously filed on May 30, 2014 in the Registrant's Post-Effective Amendment No. 155 and hereby incorporated by reference.

75Previously filed on June 20, 2014 in the Registrant's Post-Effective Amendment No. 157 and hereby incorporated by reference.

76Previously filed on June 25, 2014 in the Registrant's Post-Effective Amendment No. 158 and hereby incorporated by reference.

77Previously filed on June 27, 2014 in the Registrant's Post-Effective Amendment No. 159 and hereby incorporated by reference.

78Previously filed on June 27, 2014 in the Registrant's Post-Effective Amendment No. 160 and hereby incorporated by reference.

79Previously filed on July 8, 2014 in the Registrant's Post-Effective Amendment No. 163 and hereby incorporated by reference.

80Previously filed on July 24, 2014 in the Registrant's Post-Effective Amendment No. 168 and hereby incorporated by reference.

81Previously filed on September 3, 2014 in the Registrant's Post-Effective Amendment No. 170 and hereby incorporated by reference.

82Previously filed on September 24, 2014 in the Registrant's Post-Effective Amendment No. 175 and hereby incorporated by reference.

83Previously filed on September 24, 2014 in the Registrant's Post-Effective Amendment No. 176 and hereby incorporated by reference.

84Previously filed on September 25, 2014 in the Registrant's Post-Effective Amendment No. 177 and hereby incorporated by reference.

85Previously filed on September 26, 2014 in the Registrant's Post-Effective Amendment No. 178 and hereby incorporated by reference.

86Previously filed on November 21, 2014 in the Registrant's Post-Effective Amendment No. 189 and hereby incorporated by reference.

87Previously filed on December 4, 2014 in the Registrant's Post-Effective Amendment No. 190 and hereby incorporated by reference.

88Previously filed on December 23, 2014 in the Registrant's Post-Effective Amendment No. 192 and hereby incorporated by reference.

89Previously filed on December 29, 2014 in the Registrant's Post-Effective Amendment No. 192 and hereby incorporated by reference.

90Previously filed on December 30, 2014 in the Registrant's Post-Effective Amendment No. 197 and hereby incorporated by reference.

91Previously filed on December 31, 2014 in the Registrant's Post-Effective Amendment No. 200 and hereby incorporated by reference.

92Previously filed on December 31, 2014 in the Registrant's Post-Effective Amendment No. 201 and hereby incorporated by reference.

93Previously filed on January 27, 2015 in the Registrant's Post-Effective Amendment No. 207 and hereby incorporated by reference.

94Previously filed on March 16, 2015 in the Registrant's Post-Effective Amendment No. 209 and hereby incorporated by reference.

95Previously filed on March 23, 2015 in the Registrant's Post-Effective Amendment No. 210 and hereby incorporated by reference.

96Previously filed on March 23, 2015 in the Registrant's Post-Effective Amendment No. 211 and hereby incorporated by reference.

97Previously filed on March 24, 2015 in the Registrant's Post-Effective Amendment No. 212 and hereby incorporated by reference.

98Previously filed on March 25, 2015 in the Registrant's Post-Effective Amendment No. 213 and hereby incorporated by reference.

99Previously filed on March 27, 2015 in the Registrant's Post-Effective Amendment No. 214 and hereby incorporated by reference.

100Previously filed on March 30, 2015 in the Registrant's Post-Effective Amendment No. 215 and hereby incorporated by reference.

101Previously filed on April 29, 2015 in the Registrant's Post-Effective Amendment No. 225 and hereby incorporated by reference.

102Previously filed on April 29, 2015 in the Registrant's Post-Effective Amendment No. 226 and hereby incorporated by reference.

103Previously filed on April 29, 2015 in the Registrant's Post-Effective Amendment No. 227 and hereby incorporated by reference.

104Previously filed on May 26, 2015 in the Registrant's Post-Effective Amendment No. 233 and hereby incorporated by reference.

105Previously filed on June 26, 2015 in the Registrant's Post-Effective Amendment No. 234 and hereby incorporated by reference.

106Previously filed on June 29, 2015 in the Registrant's Post-Effective Amendment No. 235 and hereby incorporated by reference.

107Previously filed on July 14, 2015 in the Registrant's Post-Effective Amendment No. 238 and hereby incorporated by reference.

108Previously filed on July 24, 2015 in the Registrant's Post-Effective Amendment No. 240 and hereby incorporated by reference.

109Previously filed on July 28, 2015 in the Registrant's Post-Effective Amendment No. 242 and hereby incorporated by reference.

110Previously filed on September 23, 2015 in the Registrant's Post-Effective Amendment No. 251 and hereby incorporated by reference.

111Previously filed on September 23, 2015 in the Registrant's Post-Effective Amendment No. 252 and hereby incorporated by reference.

112Previously filed on September 24, 2015 in the Registrant's Post-Effective Amendment No. 253 and hereby incorporated by reference.

113Previously filed on September 25, 2015 in the Registrant's Post-Effective Amendment No. 254 and hereby incorporated by reference.

114Previously filed on September 25, 2015 in the Registrant's Post-Effective Amendment No. 255 and hereby incorporated by reference.

115Previously filed on September 28, 2015 in the Registrant's Post-Effective Amendment No. 256 and hereby incorporated by reference.

116Previously filed on October 14, 2015 in the Registrant's Post-Effective Amendment No. 262 and hereby incorporated by reference.

117Previously filed on November 19, 2015 in the Registrant's Post-Effective Amendment No. 268 and hereby incorporated by reference.

118Previously filed on November 19, 2015 in the Registrant's Post-Effective Amendment No. 269 and hereby incorporated by reference.

119Previously filed on December 21, 2015 in the Registrant's Post-Effective Amendment No. 280 and hereby incorporated by reference.

120Previously filed on December 21, 2015 in the Registrant's Post-Effective Amendment No. 281 and hereby incorporated by reference.

121Previously filed on December 23, 2015 in the Registrant's Post-Effective Amendment No. 282 and hereby incorporated by reference.

122Previously filed on December 23, 2015 in the Registrant's Post-Effective Amendment No. 283 and hereby incorporated by reference.

123Previously filed on December 28, 2015 in the Registrant's Post-Effective Amendment No. 284 and hereby incorporated by reference.

124Previously filed on December 29, 2015 in the Registrant's Post-Effective Amendment No. 285 and hereby incorporated by reference.

125Previously filed on January 29, 2016 in the Registrant's Post-Effective Amendment No. 290 and hereby incorporated by reference.

126Previously filed on February 26, 2016 in the Registrant's Post-Effective Amendment No. 293 and hereby incorporated by reference.

127Previously filed on February 26, 2016 in the Registrant's Post-Effective Amendment No. 294 and hereby incorporated by reference.

128Previously filed on March 17, 2016 in the Registrant's Post-Effective Amendment No. 297 and hereby incorporated by reference.

129Previously filed on March 18, 2016 in the Registrant's Post-Effective Amendment No. 298 and hereby incorporated by reference.

130Previously filed on March 22, 2016 in the Registrant's Post-Effective Amendment No. 299 and hereby incorporated by reference.

131Previously filed on March 23, 2016 in the Registrant's Post-Effective Amendment No. 300 and hereby incorporated by reference.

132Previously filed on March 28, 2016 in the Registrant's Post-Effective Amendment No. 301 and hereby incorporated by reference.

133Previously filed on March 28, 2016 in the Registrant's Post-Effective Amendment No. 301 and hereby incorporated by reference.

134Previously filed on April 22, 2016 in the Registrant's Post-Effective Amendment No. 308 and hereby incorporated by reference.

135Previously filed on June 26, 2016 in the Registrant's Post-Effective Amendment No. 312 and hereby incorporated by reference.

136Previously filed on July 27, 2016 in the Registrant's Post-Effective Amendment No. 313 and hereby incorporated by reference.

137Previously filed on September 27, 2016 in the Registrant's Post-Effective Amendment No. 315 and hereby incorporated by reference.

138Previously filed on September 27, 2016 in the Registrant's Post-Effective Amendment No. 316 and hereby incorporated by reference.

139Previously filed on September 27, 2016 in the Registrant's Post-Effective Amendment No. 317 and hereby incorporated by reference.

140Previously filed on September 27, 2016 in the Registrant's Post-Effective Amendment No. 318 and hereby incorporated by reference.

141Previously filed on December 27, 2016 in the Registrant's Post-Effective Amendment No. 324 and hereby incorporated by reference.

142Previously filed on December 27, 2016 in the Registrant's Post-Effective Amendment No. 325 and hereby incorporated by reference.

143Previously filed on December 28, 2016 in the Registrant's Post-Effective Amendment No. 326 and hereby incorporated by reference.

144Previously filed on February 27, 2017 in the Registrant's Post-Effective Amendment No. 331 and hereby incorporated by reference.

145Previously filed on February 28, 2017 in the Registrant's Post-Effective Amendment No. 332 and hereby incorporated by reference.

146Previously filed on March 1, 2017 in the Registrant's Post-Effective Amendment No. 333 and hereby incorporated by reference.

147Previously filed on March 3, 2017 in the Registrant's Post-Effective Amendment No. 334 and hereby incorporated by reference.

148Previously filed on March 27, 2017 in the Registrant's Post-Effective Amendment No. 337 and hereby incorporated by reference.

149Previously filed on March 28, 2017 in the Registrant's Post-Effective Amendment No. 338 and hereby incorporated by reference.

150Previously filed on March 28, 2017 in the Registrant's Post-Effective Amendment No. 339 and hereby incorporated by reference.

151Previously filed on March 29, 2017 in the Registrant's Post-Effective Amendment No. 340 and hereby incorporated by reference.

152Previously filed on March 29, 2017 in the Registrant's Post-Effective Amendment No. 341 and hereby incorporated by reference.

153Previously filed on April 13, 2017 in the Registrant's Post-Effective Amendment No. 347 and hereby incorporated by reference.

154Previously filed on April 28, 2017 in the Registrant's Post-Effective Amendment No. 348 and hereby incorporated by reference.

155Previously filed on May 17, 2017 in the Registrant's Post-Effective Amendment No. 351 and hereby incorporated by reference.

156Previously filed on June 16, 2017 in the Registrant's Post-Effective Amendment No. 353 and hereby incorporated by reference.

157Previously filed on June 27, 2017 in the Registrant's Post-Effective Amendment No. 354 and hereby incorporated by reference.

158Previously filed on July 28, 2017 in the Registrant's Post-Effective Amendment No. 356 and hereby incorporated by reference.

159Previously filed on August 25, 2017 in the Registrant's Post-Effective Amendment No. 358 and hereby incorporated by reference.

1609Previously filed on September 27, 2017 in the Registrant's Post-Effective Amendment No. 361 and hereby incorporated by reference

161Previously filed on September 27, 2017 in the Registrant's Post-Effective Amendment No. 362 and hereby incorporated by reference.

162Previously filed on November 22, 2017 in the Registrant's Post-Effective Amendment No. 367 and hereby incorporated by reference.

163Previously filed on December 4, 2017 in the Registrant's Post-Effective Amendment No. 370 and hereby incorporated by reference.

164Previously filed on December 27, 2017 in the Registrant's Post-Effective Amendment No. 372 and hereby incorporated by reference.

165Previously filed on December 27, 2017 in the Registrant's Post-Effective Amendment No. 373 and hereby incorporated by reference.

166Previously filed on December 28, 2017 in the Registrant's Post-Effective Amendment No. 374 and hereby incorporated by reference.

167Previously filed on February 23, 2018 in the Registrant's Post-Effective Amendment No. 379 and hereby incorporated by reference.

168Previously filed on March 26, 2018 in the Registrant's Post-Effective Amendment No. 381 and hereby incorporated by reference.

169Previously filed on March 26, 2018 in the Registrant's Post-Effective Amendment No. 382 and hereby incorporated by reference.

170Previously filed on March 27, 2018 in the Registrant's Post-Effective Amendment No. 383 and hereby incorporated by reference.

171Previously filed on March 28, 2018 in the Registrant's Post-Effective Amendment No. 384 and hereby incorporated by reference.

172Previously filed on March 29, 2018 in the Registrant's Post-Effective Amendment No. 385 and hereby incorporated by reference.

173Previously filed on April 18, 2018 in the Registrant's Post-Effective Amendment No. 391 and hereby incorporated by reference.

174Previously filed on April 27, 2018 in the Registrant's Post-Effective Amendment No. 394 and hereby incorporated by reference.

175Previously filed on June 27, 2018 in the Registrant's Post-Effective Amendment No. 395 and hereby incorporated by reference.

176Previously filed on July 27, 2018 in the Registrant's Post-Effective Amendment No. 397 and hereby incorporated by reference.

177Previously filed on September 25, 2018 in the Registrant's Post-Effective Amendment No. 400 and hereby incorporated by reference.

178Previously filed on September 26, 2018 in the Registrant's Post-Effective Amendment No. 401 and hereby incorporated by reference.

179Previously filed on October 31, 2018 in the Registrant's Post-Effective Amendment No. 404 and hereby incorporated by reference.

180Previously filed on December 28, 2018 in the Registrant's Post-Effective Amendment No. 405 and hereby incorporated by reference.

181Previously filed on December 28, 2018 in the Registrant's Post-Effective Amendment No. 406 and hereby incorporated by reference.

182Previously filed on February 27, 2019 in the Registrant's Post-Effective Amendment No. 411 and hereby incorporated by reference.

183Previously filed on March 26, 2019 in the Registrant's Post-Effective Amendment No. 413 and hereby incorporated by reference.

184Previously filed on March 26, 2019 in the Registrant's Post-Effective Amendment No. 414 and hereby incorporated by reference.

185Previously filed on March 27, 2019 in the Registrant's Post-Effective Amendment No. 415 and hereby incorporated by reference.

186Previously filed on March 28, 2019 in the Registrant's Post-Effective Amendment No. 416 and hereby incorporated by reference.

187Previously filed on March 29, 2019 in the Registrant's Post-Effective Amendment No. 417 and hereby incorporated by reference.

188Previously filed on April 5, 2019 in the Registrant's Post-Effective Amendment No. 422 and hereby incorporated by reference.

ITEM 29.

PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

None.

ITEM 30.

INDEMNIFICATION.

Article VIII, Section 2(a) of the Agreement and Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Statutory Trust Act of 2002, the officers and Trustees shall not be responsible or liable in any event for any act or omission of:  any agent or employee of the Trust; any investment adviser or principal underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively.  The Trust, out of the Trust Property, is required to indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust.  This limitation on liability applies to events occurring at the time a person serves as a Trustee or officer of the Trust whether or not such person is a Trustee or officer at the time of any proceeding in which liability is asserted.  Nothing contained in the Agreement and Declaration of Trust indemnifies holds harmless or protects any officer or Trustee from or against any liability to the Trust or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

Article VIII, Section 2(b) provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person’s capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VIII.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Delaware law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31.

BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

Certain information pertaining to the business and other connections of each Advisor of each series of the Trust is hereby incorporated herein by reference to the section of the respective Prospectus captioned “Investment Advisor” and to the section of the respective Statement of Additional Information captioned “Investment Advisory and Other Services.”  The information required by this Item 31 with respect to each director, officer or partner of each Advisor is incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”).  Each Advisor’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov, and may be requested by File No. as follows:

Two Oaks Investment Management, LLC, adviser to the Two Oaks Diversified Growth and Income Fund -- File No. 801-72390.

Advisors Preferred, LLC, adviser to the Hundredfold Select Alternative Fund – File No. 801-72430.

North Star Investment Management Corp., adviser to the North Star Opportunity Fund, North Star Dividend Fund, North Star Micro Cap Fund and North Star Bond Fund – File No. 801-62013.

Water Oak Advisors, LLC, adviser to the WOA All Asset I and WOA US All Cap I – File No. 801-66872.

Kovitz Investment Group Partners, LLC, adviser to the Al Frank Fund – File No. 801-107054.

Innealta Capital, LLC, adviser to the Dynamic U.S. Opportunity Fund, Dynamic International Opportunity Fund, Acclivity Mid Cap Multi-Style Fund, Acclivity Small Cap Growth Fund and the Acclivity Small Cap Value Fund. – File No. 801-112421

Longboard Asset Management, LP, adviser to the Longboard Managed Futures Strategy and Longboard Alternative Growth Fund – File No. 801-72623.

KKM Financial, LLC, adviser to the Essential 40 Stock Fund – File No. 801-77094.

Price Asset Management, LLC, adviser to the PCS Commodity Strategy Fund – File No. 801-77076.

Balter Liquid Alternatives, LLC, adviser to the Balter L/S Small Cap Equity Fund, Balter European L/S Small Cap Fund and the Balter Invenomic Fund – File No. 801-78740.

Orchard Capital Management, LLC, adviser to the Orchard Small Cap Value Fund – File No. 801-106488.

FormulaFolio Investments, LLC, adviser to the FormulaFolios US Equity Fund and the FormulaFolios US Equity Portfolio – File No. 801-72780.

Epsilon Asset Management, LLC, adviser to the Epsilon Sector-Balanced Fund – File No. 801-111013

ITEM 32.

PRINCIPAL UNDERWRITER.

(a)

Northern Lights Distributors, LLC (“NLD”), is the principal underwriter for all series of Northern Lights Fund Trust II except Hundredfold Select Alternative Fund. NLD also acts as principal underwriter for the following:

Advisor One Funds, Arrow DWA Tactical ETF, Arrow ETF Trust, Centerstone Investors Trust, Copeland Trust, Equinox Funds Trust, Forethought Variable Insurance Trust, Miller Investment Trust, Destra Multi-Alternative, Mutual Fund and Variable Insurance Trust, Mutual Fund Series Trust, Nile Capital Investment Trust, North Country Funds, Northern Lights Fund Trust, Northern Lights Fund Trust II, Northern Lights Fund Trust III, Northern Lights Fund Trust IV, Northern Lights Variable Trust, OCM Mutual Fund, PREDEX, Princeton Private Investment Access Fund, The Saratoga Advantage Trust, Tributary Funds, Inc., Two Roads Shared Trust and Vertical Capital Income Fund.

(b)

NLD is registered with Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc.  The principal business address of NLD is 17645 Wright Street, Suite 200, Omaha, NE 68130.  NLD is an affiliate of Gemini Fund Services, LLC. To the best of Registrant’s knowledge, the following are the officers of NLD:

Name	Positions and Offices with Underwriter	Positions and Offices with the Fund
William J. Strait	President and General Counsel	None
Daniel Applegarth	Treasurer/FINOP	None
Janelle Hardy	Vice President of Compliance	None
Mike Nielsen	Chief Compliance Officer and AML Compliance Officer	None
Kevin Wolf	Manager	President of Northern Lights Fund Trust II
David Young	Manager	None
Mike Wagner	Manager	None

(c) Not Applicable.

ITEM 33.

LOCATION OF ACCOUNTS AND RECORDS.

The following entities prepare, maintain and preserve the records required by Section 31 (a) of the 1940 Act for the Registrant.  These services are provided to the Registrant for such periods prescribed by the rules and regulations of the U.S. Securities and Exchange Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request.

Bank of New York Mellon (“BNYM”), One Wall Street, New York, NY 10286, provides custodian services to the Two Oaks Diversified Growth and Income Fund pursuant to a Custody Agreement between BNYM and the Trust.

U.S. Bank, National Association (“U.S. Bank”), 1555 North River Center Drive, Milwaukee, WI 53212, provides custodian services to the Hundredfold Select Alternative Fund, Al Frank Fund, Balter L/S Small Cap Equity Fund, Balter European L/S Small Cap Fund, Balter Invenomic Fund, FormulaFolios US Equity Fund, FormulaFolios US Equity Portfolio, and the Epsilon Sector-Balanced Fund pursuant to a Custody Agreement between U.S. Bank and the Trust.

MUFG Union Bank, National Association (“Union Bank”), 400 California Street, San Francisco, CA 94104, provides custodian services to the North Star Opportunity Fund, WOA All Asset I, WOA US All Cap I, Linde Hansen Contrarian Value Fund, Dynamic U.S. Opportunity Fund, Dynamic International Opportunity Fund, Longboard Managed Futures Strategy Fund, Longboard Alternative Growth Fund, North Star Dividend Fund, North Star Micro Cap Fund, North Star Bond Fund, PCS Commodity Strategy Fund, and Orchard Small Cap Value Fund, Essential 40 Stock Fund, Acclivity Mid Cap Multi-Style Fund, Acclivity Small Cap Growth Fund and the Acclivity Small Cap Value Fund pursuant to a Custody Agreement between Union Bank and the Trust.

Gemini Fund Services, LLC (“GFS”), located at 17645 Wright Street, Suite 200, Omaha, NE 68130, provides transfer agent and dividend disbursing services pursuant to a Transfer Agency and Service Agreements between GFS and the Trust.  In such capacities, GFS provides pricing for each Fund’s portfolio securities, keeps records regarding securities and other assets in custody and in transfer, bank statements, canceled checks, financial books and records, and keeps records of each shareholder’s account and all disbursement made to shareholders.  GFS also maintains all records required pursuant to Administrative Service Agreements with the Trust.

NLD located at 17645 Wright Street, Suite 200, Omaha, NE 68130, serves as principal underwriter for all series of Northern Lights Fund Trust II, except the Hundredfold Select Alternative Fund. NLD maintains all records required to be maintained pursuant to each Fund’s Distribution Plan and Agreement adopted pursuant to Rule 12b-1 under the 1940 Act.

Northern Lights Compliance Services, LLC (“NLCS”), located at 17645 Wright Street, Suite 200, Omaha, NE 68130, provides CCO and compliance services to each Fund of the Trust.

Two Oaks Investment Management, LLC, located at 7110 North Fresno Street, Suite 450, Fresno CA, 93720 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Two Oaks Diversified Growth and Income Fund.

Advisors Preferred, LLC located at 1445 Research Blvd, Suite 530, Rockville, MD 20850 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Hundredfold Select Alternative Fund.

North Star Investment Management Corp. located at 20 N. Wacker Drive, Suite 1416, Chicago, IL 60606 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the North Star Opportunity Fund, North Star Dividend Fund, North Star Micro Cap Fund and North Star Bond Fund.

Water Oak Advisors LLC located at 145 Lincoln Avenue, Suite A, Winter Park, FL 32789 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the WOA All Asset I and WOA US All Cap I.

Kovitz Investment Group Partners, LLC located at 115 South LaSalle Street, 27th Floor, Chicago, IL 60603 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Al Frank Fund.

Innealta Capital, LLC located at 13215 Bee Cave Parkway, Building A, Suite 240, Austin, TX 78738

pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Dynamic U.S. Opportunity Fund, Dynamic International Opportunity Fund, Acclivity Mid Cap Multi-Style Fund, Acclivity Small Cap Growth Fund and the Acclivity Small Cap Value Fund.

Linde Hansen & Co., LLC located at 25B Vreeland Road, Suite 102, Florham Park, NJ, 07932 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Linde Hansen Contrarian Value Fund.

Longboard Asset Management, LP located at 2355 E. Camelback Road, Suite 750, Phoenix, AZ 85016 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Longboard Managed Futures Strategy Fund and the Longboard Alternative Growth Fund.

KKM Financial, LLC, located at 311 South Wacker Drive, Suite 650, Chicago, IL 60606 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Essential 40 Stock Fund.

Price Asset Management, LLC, located at 141 West Jackson Boulevard, Suite 1320A, Chicago, IL 60604 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the PCS Commodity Strategy Fund.

Balter Liquid Alternatives, LLC 125 High Street, Oliver Street Tower, Suite 802, Boston, MA 02110 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Balter L/S Small Cap Equity Fund, Balter European L/S Small Cap Fund and the Balter Invenomic Fund.

Orchard Capital Management, LLC 400 North Michigan Avenue, Suite 560, Chicago, IL 60611 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Orchard Small Cap Value Fund.

FormulaFolio Investments, LLC located at 89 Ionia SW, Suite 600, Grand Rapids, MI 49503 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the FormulaFolios US Equity Fund and the FormulaFolios US Equity Portfolio.

Epsilon Asset Management, LLC located at 600 Third Avenue, 2nd Floor, New York, NY 10016 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Epsilon Sector-Balanced Fund.

ITEM 34.

MANAGEMENT SERVICES.

Not applicable.

ITEM 35.

UNDERTAKINGS.

See Item 30 above, second paragraph.

One or more of the Registrant’s series may invest up to 25% of its respective total assets in a wholly-owned and controlled subsidiary (each a “Subsidiary” and collectively the “Subsidiaries”).  Each Subsidiary will operate under the supervision of the Registrant.  The Registrant hereby undertakes that the Subsidiaries will submit to inspection by the U. S. Securities and Exchange Commission.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 428 to its Registration Statement to be signed on its behalf by the undersigned, thereunto authorized, in the City of Hauppauge, State of New York, on April 26, 2019.

NORTHERN LIGHTS FUND TRUST II

By: __________________________

      Kevin Wolf*

President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Brian Nielsen*	_________________________ Trustee & Chairman	April 26, 2019
Thomas Sarkany*	_________________________ Trustee	April 26, 2019
Anthony Lewis*	_________________________ Trustee	April 26, 2019
Keith Rhoades*	_________________________ Trustee	April 26, 2019
Randy Skalla*	_________________________ Trustee	April 26, 2019
Kevin Wolf*	_________________________ President and Principal Executive Officer	April 26, 2019
Erik Naviloff*	_________________________ Treasurer and Principal Financial Officer	April 26, 2019

*By:   /s/Allyson Stewart

Allyson Stewart

*Attorney-in-Fact – pursuant to powers of attorney incorporated by reference to Post-Effective Amendment No. 351 (filed on May 17, 2017) in the Registrant's Registration Statement on Form N-1A.

EXHIBIT INDEX

99.28(i)(14)	Opinion of Alston & Bird LLP regarding the FormulaFolios US Equity Portfolio
99.28(i)(19)	Consent of Alston & Bird LLP
99.28(j)(16)	Consent of Cohen & Company, Ltd. with respect to the FormulaFolios US Equity Portfolio